As filed with the Securities and Exchange Commission on January
                                                         30, 1997
                                                             File
                                           Nos. 2-84012; 811-3752

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C.  20549
                        ________________
                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
__

     Pre-Effective Amendment No.
__

     Post-Effective Amendment No. 38
X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 40
X

                    ________________________
                       THE MANAGERS FUNDS
       (Exact name of Registrant as Specified in Charter)

     40 Richards Avenue, Norwalk, Connecticut               06854
     (Address of Principal Executive Offices)               (Zip
Code)

Registrant's Telephone Number, including Area Code:   (203) 857-
5321

                                      copy to:

         Donald S. Rumery                        Joel H.
Goldberg, Esq.
   The Managers Funds, L.P.          Shereff, Friedman, Hoffman &
Goodman, LLP
      40 Richards Avenue                            919 Third
Avenue
  Norwalk, Connecticut  06854              New York, New York
10022

       (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)
_ immediately upon filing pursuant to paragraph (b)
_ on (date) pursuant to paragraph (b)
_ 60 days after filing pursuant to paragraph (a)(1)
X on April 1, 1997 pursuant to paragraph (a)(1)
_ 75 days after filing pursuant to paragraph (a)(2)
_ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of its shares of beneficial interest. The Registrant filed a notice under such Rule for its Money Market Fund series for that series' fiscal year ended November 30, 1996 on January 24, 1997, and will file a notice under such Rule for its other nine series for their fiscal year ended December 31, 1996 on or before February 28, 1997.


                       THE MANAGERS FUNDS
                 POST-EFFECTIVE AMENDMENT NO. 38
                      CROSS REFERENCE SHEET
                  (as required by Rule 481(a))


Form N-1A Item                     Location

PART A -- Prospectus

Item 1.  Cover Page               Cover Page

Item 2.  Synopsis.......................     Illustrative Expense
Information;
                                  Summary

Item 3.  Condensed Financial
         Information....................     Illustrative Expense
Information;
                                  Financial Highlights

Item 4.  General Description of
         Registrant.....................     Summary; Investment
Objectives,
                                  Policies and Restrictions (Equity
                                  Funds, Income Funds); Investment
Objectives and Policies                 (Money Market Fund); Certain
                                  Investment Techniques and
                                  Associated Risks; Additional
Investment Information and
                                  Risk Factors (Money Maket Fund);
Investment Restrictions                 (Money Market Fund); Portfolio
Turnover

Item 5.  Management of the Fund.........     Management of the Funds
(Equity Funds and Income Funds);
                                  Management of the Fund and Portfolio
(Money Market Fund);
                                  Portfolio Transactions and
Brokerage; Special Information          Concerning Hub and Spoke
(Money Market Fund)

Item 5A. Management's Discussion of
         Fund Performance...............     Not Applicable

Item 6.  Capital Stock and
         Other Securities...............     Purchase and Redemption
of Fund
                                  Shares; Description of Shares,
                                  Voting Rights and Liabilities; Tax
                                  Information

Item 7.  Purchase of Securities
         Being Offered..................     Purchase and Redemption
of Fund
                                  Shares

Item 8.  Redemption or Repurchase.......     Purchase and Redemption
of Fund
                                  Shares

Item 9.  Pending Legal Proceedings......     Description of Shares,
Voting Rights and Liabilities
Form N-1A Item                    Location


PART B -- Statement of Additional Information

Item 10. Cover Page.....................     Cover Page

Item 11. Table of Contents..............     Table of Contents

Item 12. General Information and
         History........................     Other Information

Item 13. Investment Objectives
         and Policies...................     Investment Restrictions;
Investment Objectives and Policies           (Money Market Fund);
Portfolio
                                  Turnover; Other Information

Item 14. Management of the Fund.........     Trustees and Officers

Item 15. Control Persons and
         Principal Holders
         of Securities..................     Trustees and Officers;
Control
                                  Persons and Principal Holders of
                                  Securities

Item 16. Investment Advisory
         and Other Services.............     Management of the Funds;
Fund Management
                                  Agreement; Asset Manager Profiles;
Investment Advisor
                                  (Money Market Fund)

Item 17. Brokerage Allocation and
         Other Practices................     Portfolio Securities
Transactions

Item 18. Capital Stock and
         Other Securities...............     Control Persons and
Principal
                                  Holders of Securities

Item 19. Purchase, Redemption and
         Pricing of Securities
         Being Offered..................     Net Asset Value

Item 20. Tax Status.....................     Tax Information

Item 21. Underwriters...................     Administrative Services;
Distribution
                                  Agreements; Portfolio Administrator
and Distributor
                                  (Money Market Fund)

Item 22. Calculation of Performance
         Data...........................     Performance Information;
Performance Data (Money
                                  Market Fund)

Item 23. Financial Statements...........     Financial Statements

PART C -- Other Information

          Information required to be included in Part C of the registration statement is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                                     THE MANAGERS FUNDS

                                PROSPECTUS
                           dated April 1, 1997,
                               EQUITY FUNDS

      The Managers Funds (the "Trust") is a no-load, open-end, management investment company with ten different series (each, a "Fund" and collectively, the "Funds"). Each Fund has distinct investment objectives and strategies. The Funds' investment portfolios are managed by asset managers selected, subject to the review and approval of the Trustees of the Trust, by The Managers Funds, L.P. (the "Manager"). The Manager is also responsible for administering the Trust and the Funds. This Prospectus describes the following Funds (the "Equity Funds"):

     Managers Income Equity Fund_(the "Income Equity Fund") seeks a high level of current income by investing primarily in income producing equity securities.

        Managers   Capital   Appreciation   Fund_(the    "Capital
Appreciation Fund") seeks long-term capital appreciation as its primary objective and income as its secondary objective.

      Managers  Special Equity Fund_(the "Special  Equity  Fund")
seeks   capital  appreciation  by  investing  primarily  in   the
securities of small to medium capitalization companies expected to have superior earnings growth potential.

       Managers  International  Equity  Fund_(the  "International
Equity Fund") seeks long-term capital appreciation as its primary objective and income as its secondary objective by investing primarily in non-U.S. equity securities.

       This Prospectus sets forth concisely the information concerning the Trust and the Equity Funds that a prospective investor ought to know before investing. It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated April 1, 1997, which contains more detailed information about the Trust and the Funds and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or (203) 857-5321.

      Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares of the Trust are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS

                                                                      Pag
                                                                       e
Illustrative Expense Information
Summary
Financial Highlights
Investment Objectives, Policies and Restrictions
Certain Investment Techniques and Associated Risks
Portfolio Turnover
Purchase and Redemption of Fund Shares
Management of the Funds
Portfolio Transactions and Brokerage
Performance Information
Description of Shares, Voting Rights and Liabilities
Tax Information
Shareholder Reports

                     ILLUSTRATIVE EXPENSE INFORMATION

      The following tables provide the investor with information concerning annual operating expenses of the Equity Funds. The Funds impose no sales load on purchases of shares or on reinvested dividends and distributions, nor any deferred sales load upon redemption. There are no redemption fees or Rule 12b-1 fees.

      Equity Funds' Annual Operating Expenses: (based on average daily net assets during fiscal 1996)

                    Fund                      Managemen   Other    Total
                                                t Fee   Expenses  Operatin
                                                            *        g
                                                                  Expenses
Income Equity Fund                                 0.75%         %        %
Capital Appreciation Fund                          0.80%         %        %
Special Equity Fund                                0.90%         %        %
International Equity Fund                          0.90%         %        %

_____

* Other expenses reflect the expenses actually incurred by each Fund during the year ended December 31, 1996. See
     "Management  of  the  Funds_Administration  and  Shareholder
     Servicing; Distributor."

Examples

      An investor would pay the following expenses on a $1,000 investment in the respective Equity Funds over various time periods assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, and (3) continuation of any currently applicable waivers of management fees. As noted above, the Funds do not charge any redemption fees or deferred sales loads of any kind.

      The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                     Fund                        1   3 yea  5 yea  10 yea
                                               year    rs     rs     rs
Income Equity Fund
Capital Appreciation Fund                           $      $      $       $
Special Equity Fund
International Equity Fund


                                 SUMMARY
              General Description of the Trust and the Funds

      The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust, composed of the following ten separate series:

     Managers Income Equity Fund      Managers Short and Intermediate Bond
 Managers Capital Appreciation Fund                   Fund
    Managers Special Equity Fund      Managers Intermediate Mortgage Fund
 Managers International Equity Fund            Managers Bond Fund
   Managers Short Government Fund          Managers Global Bond Fund
                                          Managers Money Market Fund.

      This  Prospectus relates to the Equity Funds. A  Prospectus for  the  other  Funds (the "Income Funds" and the  Money  Market
Fund)  can  be  obtained  by  calling  (800)  835-3879  or  (203)
857-5321.

      Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                                Management

      The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Manager provides investment management and administrative services for the Trust and the Funds. The assets of each Fund are managed by one or more asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected, subject to the review and approval of the Trustees, by the Manager. The assets of each Fund are allocated by the Manager among the Asset
Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Manager and the Trustees, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and the specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers. See "Management of the Funds" for more detailed information.

                              Special Risks

      There are certain risks associated with the investment policies of each of the Equity Funds. For instance, to the extent that a Fund invests in the securities of small to medium sized (by market capitalization) companies, or financial instruments related to such securities, the Fund may be exposed to a higher degree of risk and price volatility because such investments may lack sufficient liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. To the extent that a Fund invests in securities of non-U.S. issuers or securities denominated or quoted in foreign currencies, the Fund may face risks that are different from those associated with investment in domestic U.S. dollar denominated or quoted securities, including the effects of changes in currency exchange rates, political and economic developments, the possible imposition of exchange controls, governmental confiscation or restrictions, less availability of data on companies and a less well developed securities industry as well as less regulation of stock exchanges, brokers and issuers. In general, the value of fixed-income securities will rise when interest rates fall, and fall when interest rates rise, affecting the net asset value of a Fund. For more details on the risks associated with certain investment techniques see "Certain Investment Techniques and Associated Risks." Certain Funds experience high annual portfolio turnover which may involve correspondingly greater brokerage commissions and other transaction costs, and certain adverse tax consequences to shareholders. See "Portfolio Turnover."

                    Purchase and Redemption of Shares

      The minimum initial investment in the Trust is $2,000 per Fund ($500 for IRA and IRA rollovers). For information on eligible investors, arrangements for lower minimum investments and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                           FINANCIAL HIGHLIGHTS

     FINANCIAL HIGHLIGHTS TO BE UPDATED IN SUBSEQUENT B-FILING

             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

      The investment objectives of a Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There is no assurance that these objectives will be achieved. Investors should refer to the prospectus section entitled "Certain Investment Techniques and Associated Risks" and to the "Other Information" section in the SAI for additional portfolio management discussions and for a description of the ratings mentioned below that are assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"). Each Fund is subject to certain investment restrictions which may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities.

       The Equity Funds pursue their investment objectives primarily by investing in "equity securities," which for this purpose consist of common stock, securities convertible into common stock, such as bonds and preferred stocks, American Depositary Receipts and securities such as rights and warrants which permit the holder to purchase equity securities.

      To the extent consistent with their investment objectives and policies, the Equity Funds may also invest in fixed-income securities for current income and capital preservation. Such fixed-income securities will have a maximum remaining maturity of fifteen years. The Equity Funds will invest in fixed-income securities issued by the U.S. government and its agencies and instrumentalities, or corporate bonds or debentures that are rated not less than Aa by Moody's or AA by Standard & Poor's, or, in the case of debt securities not rated by Moody's or Standard & Poor's, of comparable quality as determined by the Asset Manager. Any Equity Fund may from time to time invest a portion of its cash balances in shares of unaffiliated money market mutual funds, when the Manager determines that such investments offer higher net yields (after considering all direct and indirect fees and expenses) than direct investments in cash equivalent securities. The Equity Funds may also invest in fixed-income securities for capital appreciation. Fixed-income securities may have a fixed or variable rate. Any or all of the Funds may at times for defensive purposes temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Fund's Asset Manager, such investments are appropriate in light of economic or market conditions. See "Other Information_Cash Equivalents" in the SAI. In addition to these strategies, the International Equity Fund, as a temporary defensive position policy, may invest in cash equivalents of foreign issuers or denominated in foreign currencies and foreign government bonds.

                       Managers Income Equity Fund

      The Fund's investment objective is to seek a high level of current income from a diversified portfolio of income-producing equity securities. The Fund ordinarily invests at least 65% of its total assets in income-producing equity securities. The Fund does not intend to invest in securities of companies without proven earnings.

                    Managers Capital Appreciation Fund

     The Fund's primary investment objective is to seek long-term capital  appreciation  and its secondary  objective  is  to  seek
income   by  investing  in  a  diversified  portfolio  of  equity
securities.

                       Managers Special Equity Fund

       The Fund's investment objective is to seek capital appreciation by investing primarily in the equity securities of a diversified group of companies expected to have superior earnings growth potential. The Fund's investments will tend to be in the securities of companies having small to medium market capitalizations. The Fund ordinarily invests at least 65% of its total assets in such equity securities. In selecting securities for the Fund, the Asset Manager may purchase securities of companies which are in the early stages of their corporate life cycle or not yet well recognized, or in more established firms which are experiencing accelerated earnings growth.

                    Managers International Equity Fund

     The Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek income by investing primarily in non-U.S. equity securities. The Fund ordinarily invests at least 65% of its total assets in equity securities of companies domiciled outside the United States, but up to a combined total of 35% of its total assets may be invested in equity and fixed-income securities of U.S. companies when, in the estimation of the Asset Manager, expected returns from such securities exceed those of non-U.S. equity securities. The Fund may invest in fixed-income securities denominated in foreign currencies.

      The Fund intends to diversify investments among countries and normally intends to hold securities of non-U.S. companies in at least three countries. Investments may be made in companies in developing as well as developed countries. Currently, the Fund may invest in securities of foreign issuers located in countries approved by the Fund's Board of Trustees. The Fund intends to invest in non-U.S. companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. For a discussion of the risks associated with investing in foreign securities, see "Certain Investment Techniques and Associated Risks_Other Securities_Foreign Securities."

            CERTAIN INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

      The following are descriptions of types of securities invested in by the Equity Funds, certain investment techniques employed by the Funds and risks associated with utilizing either the securities or the investment techniques. Unless otherwise indicated, all of the Funds may invest in the indicated securities and use the indicated investment techniques.

                General Risks Associated with Equity Funds

      The Equity Funds are subject to normal market risks. In an attempt to reduce risk of loss of principal due to changes in the value of individual stocks, each of the Equity Funds invests in a diversified portfolio of common stocks. Such diversification does not eliminate all risks and investors should expect the net asset value of their Equity Fund shares to fluctuate based on market conditions.

       The securities of small to medium sized (by market capitalization) companies, or financial instruments related to such securities, may have a more limited market than the securities of larger companies. Accordingly, it may be more difficult to effect sales of such securities at an advantageous time or without a substantial drop in price than securities of a company with a large market capitalization and broad trading market. In addition, securities of small to medium sized companies may have greater price volatility as they are generally more vulnerable to adverse market factors such as unfavorable economic reports.

                             Other Securities

  Foreign Securities. Investments in foreign securities involve risks that differ from investments in securities of domestic issuers. Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well developed securities markets, as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. For additional information regarding the risks associated with foreign branch issues, see "Other Information_Obligations of Domestic and Foreign Banks" in the SAI. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

  Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss to those Funds that purchase them. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the Asset Manager determines, subject to the review of the Trustees, that such securities have a readily available market.

  Repurchase Agreements. In a repurchase transaction, a Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security, which must at least equal the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. No Fund may invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds the Fund's limits on investments in illiquid securities. For more information concerning repurchase agreements, see "Other Information_Repurchase Agreements" in the SAI.

  Securities Lending. Consistent with its investment objective and policies, each Fund may lend its portfolio securities in order to realize additional income. Any such loan will be continuously secured by collateral at least equal in value to the value of the securities loaned. The risk of loss on such transactions is mitigated because, if a borrower were to default, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

  Segregated Accounts. When a Fund has entered into transactions such as reverse repurchase agreements or certain options, futures and forward transactions, the Fund will establish a segregated account with its Custodian in which it will maintain or other liquid securities equal in value to its obligations in respect to such transaction.

                            Hedging Techniques

      Unless otherwise indicated, the Funds' portfolio managers may engage in the following hedging techniques to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in market values, interest rates or currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between a hedging instrument and the underlying security, currency, index, futures contract or other investment may limit the effectiveness of a particular hedging strategy.

      A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

  Options. Each Fund may write ("sell") covered put and covered call options covering the types of financial instruments in which the Fund may invest (including individual stocks, stock indices, futures contracts, forward foreign currency exchange contracts and when-issued securities) to provide protection against the adverse effects of anticipated changes in securities prices. A Fund may also write covered put options and covered call options as a means of enhancing its return through the receipt of premiums when the Fund's portfolio manager determines that the underlying securities, indices or futures contracts have achieved their potential for appreciation. By writing covered call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security, index or futures contract above the exercise price except insofar as the premium represents such a profit. The risk involved in writing covered put options is that there could be a decrease in the market value of the underlying security, index or futures contract. If this occurred, the option could be exercised and the underlying security, index or futures contract would then be sold to the Fund at a higher price than its then current market value. A Fund will write only "covered" options.

      When writing call options, a Fund will be required to own the underlying financial instrument, index or futures contract or own financial instruments or indices whose returns are closely correlated with the returns of the financial instrument, index or futures contract underlying the option. When writing put options a Fund will be required to segregate with its custodian bank cash and/or other liquid securities to meet its obligations under the put. By covering a put or call option, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objectives may be impaired.

      The Fund may also purchase put and call options to provide protection against adverse price effects from anticipated changes in prevailing securities prices. The purchase of a put option protects the value or portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract increased over the strike price by an amount greater than the premium paid. It would realize a loss if the price of the security, index or futures contract decreased, remained the same or did not increase over the strike price during the option period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. A Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the amount that the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). For more information concerning options transactions, see "Other Information_Covered Put Options_Covered Call Options," and "_Puts and Calls" in the SAI.

 Futures Contracts. A Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against changes in prices of the financial instruments in which it may invest. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid high-grade debt obligations to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objectives may be impaired. See "Other Information_Equity Index Futures Contracts" and "_Interest Rate Futures Contracts" in the SAI.

  Forward Foreign Currency Exchange Contracts. A Fund's Asset Manager may attempt to hedge the risk that a particular foreign currency may suffer a substantial decline against the U.S. dollar by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It may also enter into such contracts to protect against losses resulting from changes in foreign currency exchange rates between trade and settlement date. Such contracts will have the effect of limiting any gains to the Fund resulting from changes in such rates. Losses may also arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. See "Other Information_Forward Foreign Currency Exchange Contracts" in the SAI.

                            PORTFOLIO TURNOVER

      In carrying out the investment policies described in this Prospectus, each Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when an Asset Manager deems it appropriate to purchase or sell securities for a Fund. High portfolio turnover involves correspondingly greater brokerage commissions for a Fund investing in Equity Securities and other transaction costs which are borne directly by a Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal income tax purposes as ordinary income. See "Portfolio Transactions and Brokerage" and "Tax Information." For the Equity Funds' portfolio turnover rates, see "Financial Highlights."

                  PURCHASE AND REDEMPTION OF FUND SHARES
                       How to Purchase Fund Shares

      Initial purchases of shares of the Funds, may be made in a minimum amount of $2,000 per Fund ($500 for IRAs and IRA rollovers). Arrangements can also be made to open accounts with a $500 or $250 initial investment and an agreement to invest $50 or $100, respectively, per month until the minimum is attained. Call
(800)835-3879 for more information on these arrangements. There is no minimum for additional investments, except for telephone Automated Clearing House ("ACH") purchases.

      Investors may purchase shares of the Trust through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission (a "Registered Investment Adviser") or directly from the Trust as indicated below. Shares may also be purchased by bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans.

      The following shows the various methods for purchasing the Trust's shares. For more complete instructions, see the account application.

         Method
                            Initial Investment     Additional Investments
Minimums:
Regular accounts          $2,000 (or lower, as     No minimum
                         described above)
IRAs, IRA rollovers, SEP     500                   No minimum
IRAs
         Method
Through your investment   Contact your investment  Send additional funds to
professional             advisor, bank or other   your investment
                         investment professional  professional at the
                                                  address appearing on
                                                  your account statement

Direct by mail            Send your account        Send letter of
                         application and check    instruction and check
                         (payable to The Managers (payable to The Managers
                         Funds) to the address    Funds) to The Managers
                         indicated on the         Funds
                         application              c/o Boston Financial
                                                  Data Service, Inc.
                                                  P.O. Box 8517
                                                  Boston, MA 02266-8517
                                                  Please include your
                                                  account # on your check

Direct Federal Funds or   Call (800) 252-0682 to   Call the Transfer Agent
Bank Wire                notify the Transfer      at (800) 252-0682 prior
                         Agent, and instruct your to wiring additional
                         bank to wire funds to:   funds
                          ABA #011000028
                          State Street Bank &
                           Trust Company
                          Boston, MA 02101
                          BFN_The Managers
                           Funds
                          AC 9905-001-5
                          FBO_Shareholder
                           Name
By telephone              Only for established     Call the Transfer Agent
                         accounts with ACH        at (800) 252-0682.
                         privileges. Call         Minimum investment:
                         (800) 252-0682 with      $100.
                         instructions for the
                         Transfer Agent. Minimum
                         investment: $100.


     The employees and their families of The Managers Funds, L.P.
and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Fund without regard to a minimum initial investment.

      Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers. From time to time the Trust's distributor may supply materials to Registered Investment Advisers to assist them in formulating an investment program using the Trust for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

      Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with providing this service. Shares purchased in this fashion may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or an Asset Manager.

      Trust shares are offered and orders accepted on each business day (a day on which the New York Stock Exchange ("NYSE") is open for trading). The Trust may limit or suspend the offering of shares of any or all of the Funds at any time and may refuse, in whole or in part, any order for the purchase of shares.

      Purchase orders received by the Trust, c/o Boston Financial Data Services at the address listed on the back cover of this prospectus, prior to 4:00 p.m., Eastern Standard Time, on any business day will receive the offering price computed that day. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will receive that day's offering price. The broker-dealer, omnibus processor or investment professional, is responsible for promptly transmitting orders to the Trust. The Trust cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt the next business day.

      Federal Funds or Bank Wires used to pay for purchase orders must be received by 3:00 p.m. the following business day, except for certain processing organizations which have entered into special arrangements with the Trust.

      Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account to enable an ACH, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

       In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

  Share Price and Valuation of Shares. The net asset value of shares of each Fund is computed each business day, at the close of trading on the NYSE, and is the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. For further information, see "Net Asset Value" in the SAI.

                             Redeeming Shares

      Any redemption orders received by the Trust as indicated below before 4:00 p.m. New York time on any business day will receive the net asset value determined at the close of trading on the NYSE on that day. Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next business day. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next business day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

               Method                             Instructions
By mail_write to The Managers          Send a letter of instruction which
 Funds,                               specifies the name of the Fund,
c/o Boston Financial Data Services,   dollar amount or number of shares to
 Inc.                                 be sold, your name and account
P.O. Box 8517                         number. This letter must be signed
Boston, MA 02266-8517                 by all owners of the shares in the
                                      exact manner in which they appear on
                                      the account.
                                       In the case of estates, trusts,
                                      guardianships, custodianships,
                                      corporations and pension and profit
                                      sharing plans, other supporting
                                      legal documentation is required.
By telephone                           For shareholders who have elected
                                      telephone redemption privileges on
                                      their applications, telephone the
                                      Trust at (800) 252-0682.
By contacting your investment
professional
By writing a check (Managers Money     For shareholders who have elected
Market Fund shareholders only)        the checkwriting option with State
                                      Street Bank and Trust Company, as
                                      discussed under "Investor
                                      Services_Checkwriting Privilege."

                            Investor Services



      Automatic Reinvestment Plan allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

      Automatic Investments of preauthorized amounts from private checking accounts can be made monthly, quarterly or annually. The amount you specify will automatically be deducted from your checking account and invested on the day you specify.

      Systematic Withdrawals of $100 or more per Fund can be made monthly by shareholders.

     Dollar Cost Averaging allows for regular automatic exchanges from any Fund to one or more other Funds, or can also be done through the Automatic Investment service above. Before investing in the Trust's Income Funds, shareholders must obtain a prospectus from the Trust describing those Funds.

      Individual Retirement Accounts, including SEP/IRAs and IRA rollovers, are available to shareholders at no additional cost.

      Checkwriting Privilege is available only to shareholders of the Trust's Money Market Fund. Before investing in the Trust's Money Market Fund, shareholders must obtain a prospectus from the Trust describing the Money Market Fund and the conditions and limitations pertaining to this privilege. Participating shareholders must return a completed signature card and authorization form, and will be provided a supply of checks. Checks may be drawn on State Street Bank for amounts between $500 and $500,000. When such a check is presented to State Street Bank for payment, a sufficient number of full and fractional shares will be redeemed from the shareholder's account to cover the amount of the check.

      The check redemption privilege for withdrawal enables a shareholder to receive dividends declared on the shares to be redeemed (up to and including the day of redemption) until such time as the check is processed. Because of this, the check redemption privilege is not appropriate for a complete liquidation of a shareholder's account. If the amount of a withdrawal check is greater than the value of the shares held in the shareholder's account the check will be returned unpaid, and the shareholder will be subject to additional charges.

      Managers Money Market Fund and State Street Bank each reserve the right at any time to suspend or limit the procedure permitting withdrawals by check.

      Direct Deposit Purchase Plan allows for Social Security or payroll checks, as well as any other preauthorized recurring payment, to be automatically invested in your account.

 Exchange Privilege. The exchange privilege permits shareholders of any of the Funds to exchange their shares for shares of any of the other Funds at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at (800) 252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing the Income Funds of the Trust before requesting an exchange into one or more of those Funds. By requesting an exchange into one of those Funds, shareholders are deemed to confirm receipt of the prospectus describing the Trust's Income Funds.

      The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The
Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Manager, inconsistent with the orderly management of the Funds' portfolios.

      The Trust and its Transfer Agent will employ reasonable procedures to verify the genuineness of telephonic redemption or exchange requests. If such procedures are not followed, the Trust or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. These procedures involve requiring certain personal identification information.

      The above services are available only in states where the Funds may be legally offered, and may be terminated or modified by one or more Funds at any time upon 60 days written notice to shareholders. None of the Funds, the Distributor, the Trust's Custodian, or Transfer Agent, nor their respective officers and employees, will be liable for any loss, expense or cost arising out of a transaction effected in accordance with the terms and conditions set forth in this Prospectus even if such transaction results from any fraudulent or unauthorized instructions.

             Income Dividends and Capital Gain Distributions

      Income dividends will normally be paid on the Equity Funds at the frequency noted in the following table. Income dividends will normally be declared on the fourth business day prior to the end of the dividend period, payable on the following business day, to shareholders of record on the day prior to the declaration date. Distributions of any capital gains will normally be paid annually in December.

Frequency                                       Fund
Monthly                            Income Equity
Annually                           Capital Appreciation, Special
                                  Equity, International Equity


      All dividends and distributions declared by a Fund will be reinvested in additional shares of the Fund at the net asset value on the "Ex-dividend" date(unless the shareholder has elected to receive dividends or distributions in cash or invest them in shares of the Money Market Fund). An election may be changed by delivering written notice to the Fund at least ten business days prior to the payment date.

                         MANAGEMENT OF THE FUNDS
                                 Trustees

      Information concerning the Trustees, including their names, positions, terms of office and principal occupations during the past five years, is contained in the SAI.

                            Investment Manager

      It is the Manager's responsibility to select, subject to review and approval by the Trustees, the Asset Managers who have distinguished themselves by able performance in their respective areas of expertise in asset management and to continuously monitor their performance. The Manager and its corporate predecessors have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors. In addition, the Manager employs the services of a consultant specializing in appraisal and comparison of investment managers to assist in evaluating asset managers. The Manager is also responsible for conducting all operations of the Funds except those operations contracted to the Custodian and to the Transfer Agent.

       The  Trust  has  received  an  exemptive  order  from  the
Securities and Exchange Commission (the "SEC") permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees without obtaining shareholder approval. At meetings held on December 5, 1994 and December 15, 1994, the shareholders of the Funds approved the operation of the Trust in this manner. The order also permits the Manager, subject to the approval of the Trustees but without shareholder approval, to employ new Asset
Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that would cause an automatic termination of a sub-advisory agreement. Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of the majority of the outstanding shares of the Fund. Shareholders will continue to be notified of any Asset Manager changes.

      The following table sets forth the annual management fee rates currently paid by each Equity Fund, the annual asset management fee rates paid by the Manager to each Asset Manager for a particular Fund during fiscal 1996, each expressed as a percentage of the Fund's average daily net assets.

            Name of Fund               Total     Asset
                                     Managemen Managemen
                                       t Fee       t
                                                  Fee
Income Equity Fund                        0.75%     *
Capital Appreciation Fund                 0.80%     0.40%
Special Equity Fund                       0.90%     0.50%
International Equity Fund                 0.90%     0.50%
_        _________

*    The  asset management fee paid to Scudder, Stevens &  Clark,
     Inc. is 0.35% and to Spare, Kaplan, Bischel & Associates  is
     0.40%.

                              Asset Managers

      The following sets forth certain information about each of the Asset Managers:

Income Equity Fund

      Scudder, Stevens & Clark, Inc. ("Scudder")_The investment adviser was founded in 1919, and was reorganized as a privately held corporation in 1985. As of December 31, 1996, assets under management totaled $__ billion. Its address is 345 Park Avenue, New York, NY 10154.

     Robert T. Hoffman is the portfolio manager of the portion of the Income Equity Fund managed by Scudder. He is a Managing
Director of Scudder, and has been with the firm since 1989.

      Spare, Kaplan, Bischel & Associates ("SKB")_The firm was formed in August 1989 by a group of investment professionals who were formerly associated with Merus Capital_The Bank of California, a wholly-owned subsidiary of Mitsubishi Bank Ltd. As of December 31, 1996, assets under management totaled $__ billion. Its address is 44 Montgomery Street, San Francisco, CA 94104.

      Anthony E. Spare is the portfolio manager of the portion of the Income Equity Fund managed by SKB. He is Chief Investment
Officer of SKB, and one of the founders of the firm.

Capital Appreciation Fund

      Dietche & Field Advisers, Inc. ("Dietche")_The firm was formed in November 1984 and is owned by employees of the firm. As of December 31, 1996, assets under management totaled $__ billion. Its address is 437 Madison Avenue, New York, NY 10022.

     Lincoln P. Field is the portfolio manager for the portion of the Capital Appreciation Fund managed by Dietche. He is President of Dietche and one of the founders of the firm.

       Husic Capital Management ("Husic")_Husic commenced operations in 1986. The firm is a limited partnership which is 100% owned by Frank J. Husic. As of December 31, 1996, assets under management totaled approximately $_ billion. Its address is 555 California Street, Suite 2900, San Francisco, CA 94104.

      Frank J. Husic is the portfolio manager of the portion of the Capital Appreciation Fund managed by Husic. He has been President and Chief Investment Officer of Husic since the firm's inception.

Special Equity Fund

      Liberty Investment Management ("Liberty")_The firm was originally formed in January 1976 and is currently wholly-owned by Herbert E. Ehlers. As of December 31, 1996, assets under management totaled $__ billion. Its address is 2502 Rocky Point Drive, Suite 500, Tampa, FL 33607.

      Timothy G. Ebright is the portfolio manager of the portion of the Special Equity Fund managed by Liberty. He is a Senior
Vice President of Liberty, a position he has held since 1988.

      Pilgrim Baxter & Associates ("PBA")_The firm was formed in 1982 and is owned by United Asset Management, a public company. As of December 31, 1996, assets under management totaled over $__ billion. Its address is 1255 Drummers Lane, Wayne, PA 19087.

      Gary L. Pilgrim is the portfolio manager of the portion of the Special Equity Fund managed by PBA. He is President and Chief
Investment Officer of PBA, and one of the founders of the original firm.

      Westport Asset Management, Inc. ("Westport")_The firm was formed in July 1983 and is owned by Andrew J. Knuth and Ronald H. Oliver. As of December 31, 1996, assets under management totaled $__ million. Its address is 253 Riverside Avenue, Westport, CT 06880.

      Andrew J. Knuth is the portfolio manager of the portion of the Special Equity Fund managed by Westport. He is the Chairman of Westport, and one of the founders of the firm.


International Equity Fund

      Scudder, Stevens & Clark, Inc._See Income Equity Fund for a description.

     William E. Holzer is the portfolio manager of the portion of the International Equity Fund managed by Scudder. He is a Managing Director of Scudder, a position he has held since 1980.

      Lazard, Freres & Co. ("Lazard")_The firm is a New York limited partnership founded in 1848. As of December 31, 1996, the firm had $__ billion under management. Its address is One
Rockefeller Plaza, New York, NY 10020.

     John R. Reinsberg is the portfolio manager of the portion of the International Equity Fund managed by Lazard. He is a General Partner of Lazard, a position he has held since 1992. Prior to joining Lazard, he served in a similar portfolio management capacity with General Electric Investment Co.

 Administration and Shareholder Servicing; Distributor; Transfer
                              Agent

  Administrator. The Managers Funds, L.P. serves as the Trust's administrator (the "Administrator") and has overall responsibility, subject to the review of the Trustees, for all aspects of managing the Trust's operations, including administration and shareholder services to the Trust, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Trust's shareholders ("Shareholder Representatives"). The Administrator is paid at the rate of 0.25% per annum of each Equity Fund's average daily net assets.

      Administrative services include (i) preparation of Fund performance information; (ii) responding to telephone and in-person inquiries from shareholders and Shareholder Representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and portfolio holdings and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's registration with Federal and state securities regulators; (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Administrator; (vi) supervising the operations of the Trust's Transfer Agent; and (vii) such other administrative, shareholder and shareholder related services as the parties may from time to time agree in writing.

  Distributor. The Managers Funds, L.P. serves as distributor of the shares of the Trust. Its address is 40 Richards Avenue, Norwalk, Connecticut 06854.

  Transfer Agent.  State Street Bank and Trust Co. serves as  the
Trust's Transfer Agent.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE

      Each Asset Manager is responsible for decisions to buy and sell securities for each Fund or component of a Fund that it manages, as well as for broker-dealer selection in connection with such portfolio transactions. In the case of securities traded on a principal basis, transactions are effected on a "net" basis, rather than a transaction charge basis, with dealers acting as principal for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked prices, which provides the opportunity for a profit or loss to the dealer. Transactions in other securities are effected on a transaction charge basis where the broker acts as agent and receives a commission in connection with the trade. In effecting securities transactions, each Asset Manager is responsible for obtaining best price and execution of orders, provided that the Asset Manager may cause a Fund to pay a commission for brokerage and research services which is in excess of the commission another broker would have charged for the same transaction if the Asset Manager determined in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of the particular transaction or in terms of all of the accounts over which the Asset Manager has investment discretion. The dealer spread or broker's commission charged in connection with a transaction is a component of price and is considered together with other relevant factors. Any of the Funds may effect securities transactions on a transaction charge basis through a broker-dealer that is an affiliate of the Manager or of one of that Fund's Asset Managers in accordance with procedures approved by the Trustees. However, no Asset Manager for a Fund or its affiliated broker-dealer may act as principal in any portfolio transaction for any Fund with which it is an affiliate, and no affiliate of the Manager may act as principal in a portfolio transaction for any of the Funds.

                         PERFORMANCE INFORMATION

      From  time  to time the Funds may advertise "yield"  and/or
"total return." These figures are based on historical earnings and are not intended to indicate future performance.

                                  Yield

      The Income Equity Fund may advertise "yield." Yield refers to income generated by an investment in the Fund during a 30-day (or one month) period. This income is then annualized. That is, the amount of income generated during the period is assumed to be generated during each 30-day (or one month) period over a one-year period and is shown as a percentage of the investment.

                               Total Return

      Each of the Funds may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

      A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Information" in the SAI.

      The Funds' annual reports contain additional performance information and are available upon request without charge.

           DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Trust offers a single class of shares of beneficial interest, without par value, and currently offers ten series of its shares as described in the Trust's Prospectus. The Trustees have the authority to create new series of shares in addition to the existing ten series without the requirement of a vote of shareholders of the Trust.

      Shares of each Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all Funds and affecting all Funds in the same manner, shareholders of all Funds are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required.

     The Trust and its Funds are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of a Fund upon written request of the holders of at least 10% of that Fund's shares.

      Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.

     Two lawsuits seeking class action status have been filed against Managers Intermediate Mortgage Fund, Managers Short Government Fund, the Investment Manager and the Trust, among other defendants. In both of these cases, the plaintiffs seek unspecified damages based upon losses alleged in the two funds named above. After plaintiff amended the complaint, a second motion to dismiss was filed in the suit relating to Managers Short Government Fund. In that action, the parties have now entered into a preliminary agreement to settle all claims by the purported class. However, the parties have not finalized their settlement nor have they obtained the required court approvals. For these and other reasons, there can be no assurance that the settlement will be consummated. In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuits, as well as Managers Short and Intermediate Bond Fund. Certain other customers, who are potentially members of the plaintiff class in each of the two class action lawsuits referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, Management intends to defend vigorously against these actions.

      As  of  January 28, 1997, Resource Bank and  Trust  Company
owned   more   than  25%  of  the  shares  of  Managers   Capital
Appreciation Fund and Charles Schwab & Co. owned more than 25% of the shares of Managers Special Equity Fund.

                             TAX INFORMATION
                                The Funds

      Each Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), under which each Fund is regarded as a separate regulated investment company.

      All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares. If for any taxable year a Fund complies with certain requirements, then some or all of the dividends (excluding capital gain dividends) payable out of income of the Fund that are attributable to dividends received from domestic corporations, may qualify for the 70% dividends-received deduction available to corporations.

       Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

      Generally, each Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

      Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment with respect to their own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.

                           SHAREHOLDER REPORTS

      Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Funds in which they have invested. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.


                                      THE MANAGERS FUNDS
                                PROSPECTUS
                           Dated April 1, 1997,

                               INCOME FUNDS

      The Managers Funds (the "Trust") is a no-load, open-end, management investment company with ten different series (each, a "Fund" and collectively, the "Funds"). Each Fund has distinct investment objectives and strategies. The Funds' investment portfolios are managed by asset managers selected, subject to the review and approval of the Trustees of the Trust, by The Managers Funds, L.P. (the "Manager"). The Manager is also responsible for administering the Trust and the Funds. This Prospectus describes the following five Funds (the "Income Funds"):

     Managers Short Government Fund_(the "Short Government Fund") seeks high current income while preserving capital by investing primarily in U.S. government securities with an average maturity not exceeding three years.

      Managers  Short and Intermediate Bond Fund_(the "Short  and
Intermediate Bond Fund") seeks high current income by investing in a portfolio of fixed-income securities with an average portfolio maturity between one and five years.

       Managers  Intermediate  Mortgage  Fund_(the  "Intermediate
Mortgage Fund") seeks high current income by investing primarily in mortgage-related securities.

      Managers Bond Fund_(the "Bond Fund") seeks income by investing primarily in fixed-income securities.

      Managers Global Bond Fund_(the "Global Bond Fund") seeks high total return, through both income and capital appreciation, by investing primarily in domestic and foreign fixed-income securities.

       This Prospectus sets forth concisely the information concerning the Trust and the Income Funds that a prospective investor ought to know before investing. It should be retained for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information ("SAI"), dated April 1, 1997, which contains more detailed information about the Trust and the Funds and is incorporated into this Prospectus by reference. A copy of the SAI may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, Connecticut 06854, (800) 835-3879 or
(203) 857-5321.

      Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares of the Trust are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS

                                                                      Pag
                                                                       e
Illustrative Expense Information
Summary
Financial Highlights
Investment Objectives, Policies and Restrictions
Certain Investment Techniques and Associated Risks
Portfolio Turnover
Purchase and Redemption of Fund Shares
Management of the Funds
Portfolio Transactions and Brokerage
Performance Information
Description of Shares, Voting Rights and Liabilities
Tax Information
Shareholder Reports



                     ILLUSTRATIVE EXPENSE INFORMATION

      The following tables provide the investor with information concerning annual operating expenses of the Income Funds. The Funds impose no sales load on purchases of shares or on reinvested dividends and distributions, nor any deferred sales load upon redemption. There are no redemption fees or Rule 12b-1 fees.

      Income  Funds' Annual Operating Expenses: (based on average
daily    net   assets   during   fiscal   1996,   after   expense
reimbursements)

                    Fund                     Managemen   Other     Total
                                              t Fee*   Expenses* Operating
                                                           *     Expenses*
                                                                     *
Short Government Fund                             0.20%         %         %
Short and Intermediate Bond Fund                  0.50%         %         %
Intermediate Mortgage Fund                        0.45%         %         %
Bond Fund                                        0.625%         %         %
Global Bond Fund                                  0.70%         %         %

_____

* The management fees reflect the fees payable by each Fund under the current investment advisory agreements, except that in the case of the Short Government Fund, the management fee also reflects a voluntary fee waiver by the Manager. In the absence of such waiver, the management fee for this Fund would be 0.45%.

** Other operating expenses reflect the expenses actually incurred by each Fund during the year ended December 31, 1996. With respect to the Short Government Fund, where no administrative fee is currently being charged, such expenses reflect voluntary fee waivers of administrative fees by the Manager. In the absence of such waivers, other expenses would be __% and the total operating expenses would be __%. See "Management of the Funds-Administration and Shareholder Servicing; Distributor."

      These fee waivers may be modified or terminated at anytime at the sole discretion of the Manager. Shareholders will be notified of any such modification or termination at the time it becomes effective.

Examples

      An investor would pay the following expenses on a $1,000 investment in the respective Income Funds over various time periods assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, and (3) continuation of any currently applicable waivers of management fees. As noted above, the Funds do not charge any redemption fees or deferred sales loads of any kind.

      The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                     Fund                        1     3      5      10
                                               year  years  years   years
Short Government Fund                               $      $      $       $
Short and Intermediate Bond Fund
Intermediate Mortgage Fund
Bond Fund
Global Bond Fund

                                 SUMMARY
              General Description of the Trust and the Funds

      The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust, composed of the following ten separate series:

     Managers Income Equity Fund      Managers Short and Intermediate Bond
 Managers Capital Appreciation Fund                   Fund
    Managers Special Equity Fund      Managers Intermediate Mortgage Fund
 Managers International Equity Fund            Managers Bond Fund
   Managers Short Government Fund          Managers Global Bond Fund
                                          Managers Money Market Fund.

      This  Prospectus relates to the Income Funds. A  Prospectus for  the  other  Funds (the "Equity Funds" and the  Money  Market
Fund)  can  be  obtained  by  calling  (800)  835-3879  or  (203)
857-5321.

      Each of the Funds has distinct investment objectives and strategies. There is, of course, no assurance that a Fund will achieve its investment objectives.

                                Management

      The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Manager provides investment management and administrative services for the Trust and the Funds. The assets of each Fund are managed by one or more asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected, subject to the review and approval of the Trustees, by the Manager. The assets of each Fund are allocated by the Manager among the Asset
Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Manager and the Trustees, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and the specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers. See "Management of the Funds" for more detailed information.

                              Special Risks

      There are certain risks associated with the investment policies of each of the Income Funds. For instance, to the extent that a Fund invests in securities of non-U.S. issuers or denominated or quoted in foreign currencies, the Fund may face risks that are different from those associated with investment in domestic U.S. dollar denominated or quoted securities, including the effects of changes in currency exchange rates, political and economic developments, the possible imposition of exchange controls, governmental confiscation or restrictions, less availability of data on companies and a less well developed securities industry as well as less regulation of stock exchanges, brokers and issuers. To the extent that a Fund invests in municipal obligations, the Fund is vulnerable to the economic, business or political developments that might affect particular municipal issuers or municipal obligations of a particular type. To the extent that a Fund invests in mortgage-related or asset-backed securities, a loss could be incurred if the payments or prepayments on those securities are made at rates other than those anticipated at the time of purchase, or if the collateral backing the securities is insufficient. In general, the value of fixed-income securities, and consequently the Funds' net asset values, will rise when interest rates fall, and fall when interest rates rise, affecting the net asset value of a Fund. For more details on the risks associated with certain securities and investment techniques see "Certain Securities and Investment Techniques and Associated Risks." Certain Funds experience high annual portfolio turnover which may involve correspondingly greater brokerage commissions and other transaction costs, and certain adverse tax consequences to shareholders. See "Portfolio Turnover."

                    Purchase and Redemption of Shares

      The minimum initial investment is $2,000 per Fund ($500 for IRAs and IRA rollovers). For information on eligible investors, arrangements for lower minimum investments and how to purchase and redeem shares of the Fund, see "Purchase and Redemption of Fund Shares."

                           FINANCIAL HIGHLIGHTS

     FINANCIAL HIGHLIGHTS TO BE  UPDATED IN SUBSEQUENT B-FILING


             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

      The investment objectives of a Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There is no assurance that these objectives will be achieved. Investors should refer to the prospectus section entitled "Certain Securities and Investment Techniques and Associated Risks" and to the "Other Information"
section in the SAI for additional portfolio management discussions and for a description of the ratings mentioned below that are assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's").

      Each Fund is subject to certain investment restrictions which may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities.

       The Income Funds pursue their investment objectives primarily by investing in various types of debt securities. Each Income Fund may purchase securities on a when-issued basis, and, unless otherwise indicated, may engage in options and futures transactions. The Short Government Fund, Short and Intermediate Bond Fund and Bond Fund may invest, and the Intermediate Mortgage Fund will primarily invest, in mortgage-related securities, including collateralized mortgage obligations ("CMOs"), Interest Only ("IOs") and Principal Only ("POs") mortgage-related securities. Such Funds may also purchase asset-backed securities. The Funds will not purchase asset-backed or privately issued mortgage-related securities rated less than AA by Standard and Poor's or the equivalent. The Short Government Fund, Short and Intermediate Bond Fund, Intermediate Mortgage Fund, Bond Fund and Global Bond Fund may enter into dollar rolls. See "Certain Securities and Investment Techniques and Associated Risks_Other Securities," "_Special Risks Associated with Asset-Backed and Mortgage-Related Securities," "_When-Issued Securities," and "_Hedging Techniques." Any Income Fund may from time to time invest a portion of its cash balances in shares of unaffiliated money market mutual funds, when the Manager determines that such investments offer higher net yields (after considering all direct and indirect fees and expenses) than direct investments in cash equivalent securities.

      As described below, certain Income Funds may invest in securities denominated in currencies other than the U.S. dollar
("foreign  securities") including those denominated  in  European
Currency Units (ECUs).

      For the purposes of portfolio maturity limitations, a security which has an interest rate that adjusts or re-sets periodically ("variable rate securities") will be considered to have a maturity equal to the period of time remaining until the next readjustment of the interest rate, and a mortgage-related security will be deemed to have an average maturity equal to its average life as determined by the Asset Manager based on the prepayment experience of the underlying mortgage pools. The maturity of a security with a demand feature may be deemed to be the period of time remaining until the demand feature is exercisable unless the Asset Manager believes that the demand feature will probably not be exercised. If the rating of any security held by any Fund is changed so that the instrument would no longer qualify for investment by the Fund, the Fund will seek to dispose of the instrument as soon as is reasonably practicable, in light of the circumstances and consistent with the interests of the Fund.

      Any or all of the Funds may at times for defensive purposes temporarily place all or a portion of their assets in cash, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar and Yankee Dollar obligations, and obligations of banks when, in the judgment of the Fund's Asset Manager, such investments are appropriate in light of economic or market conditions. See "Other Information_Cash Equivalents" in the SAI. The following discussions of the individual Income Funds' objectives and policies is modified by the above.

                      Managers Short Government Fund

      The Fund's investment objective is to seek high current income consistent with the preservation of capital by investing in debt securities.

      The Fund will maintain an overall maximum dollar-weighted average maturity of three years or less. The Fund is not a money market fund and does not seek to maintain a stable price per share. As a matter of operating policy, under normal circumstances, the Fund will at all times have at least 65% of its total assets invested in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Up to 35% of the Fund's total assets may be invested in corporate bonds and notes, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest a substantial portion of its assets in mortgage-related securities (including CMOs, IOs and POs) that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, the Fund may invest in privately issued mortgage-related securities (including CMOs, IOs and POs) and asset-backed securities. The Fund may also invest in variable rate securities including inverse floating obligations. See "Certain Securities and Investment Techniques and Associated Risks_General Risks Associated with Income Funds" and "_Special Risks Associated with Asset-Backed and Mortgage-Related Securities."

      The Fund may invest up to 10% of its assets in foreign securities, including those issued by foreign governments. Investing in foreign securities may subject the Fund to certain additional risks. The Fund may purchase options on securities and futures contracts, write options on securities and futures contracts it holds, buy and sell futures contracts on securities and securities indices and foreign currencies, buy and sell interest rate futures contracts, and enter into forward foreign currency exchange contracts. See "Certain Securities and Investment Techniques and Associated Risks_Hedging Techniques" and "_Other Securities_Foreign Securities."

      The Fund will not purchase debt instruments, including cash equivalents, that have been rated lower than A or the equivalent by Standard & Poor's or by Moody's. In addition, the Fund's investments in privately issued mortgage-backed securities and asset-backed securities will be limited to those rated AA or Aa, respectively, by those agencies. Instruments denominated in currencies other than the U.S. dollar will also be limited to those rated AAA or Aaa. The Fund may purchase unrated securities in any of the above categories, provided that such securities are of comparable quality to such rated instruments, as determined by the Asset Manager.

                Managers Short and Intermediate Bond Fund

      The Fund's investment objective is to seek high current income by investing in fixed-income securities having an average dollar-weighted portfolio maturity between one and five years.

      The Fund invests in obligations of the U.S. government, its agencies and instrumentalities and corporate bonds, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest a substantial portion of its assets in mortgage-related securities (including CMOs, IOs and POs) that are issued or guaranteed by the United States government, its agencies or instrumentalities. In addition, the Fund may invest in privately issued mortgage-related securities (including CMOs, IOs and POs) and asset-backed securities. For a discussion of mortgage-related and asset-backed securities and related risks, see "Certain Securities and Investment Techniques and Associated Risks_Special Risks Associated with Asset-Backed and Mortgage-Related Securities." Ordinarily, at least 65% of the Fund's total assets will be invested in bonds.

      The Fund may invest up to 10% of its assets in foreign securities. Investing in foreign securities may subject the Fund to certain additional risks. See "Certain Securities and Investment Techniques and Associated Risks_Other Securities-Foreign Securities" and "General Risks Associated with Income Funds." The Fund may actively trade in the securities in which it invests. See "Portfolio Turnover." The Fund may invest in securities that have a fixed or variable rate interest, including inverse floaters. The Fund invests primarily in securities rated investment grade by Moody's or Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager), including securities rated in the lowest investment grade category. Securities rated in the lowest investment grade category have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal or interest on such securities than on higher grade securities. In addition, the Fund may invest in securities rated below investment grade, but rated at least Ba by Moody's or BB by Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager). The Fund does not expect to invest more than 5% of its net assets in securities rated (or, if unrated, of comparable quality as determined by the Asset Manager) lower than investment grade (sometimes referred to as "junk bonds"). However, the rating of an issue of securities may be reduced subsequent to the purchase of the securities by the Fund, and this may cause the amount of below investment grade securities held by the Fund to exceed 5% of the Fund's net assets. The downgrade will not require sale of the securities by the Fund, but the Asset Manager will consider this event in its determination of whether the Fund should continue to hold the securities. Investing in below investment grade securities may subject the Fund to additional risks. See "Certain Securities and Investment Techniques and Associated Risks_Special Risks Associated with Lower-Rated Securities" in the Prospectus, and "Other Information_Ratings of Debt Instruments" in the SAI.

                   Managers Intermediate Mortgage Fund

      The Fund's investment objective is to seek high current income by investing primarily in mortgage-related securities.

      Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in mortgage-related securities (including CMOs, IOs and POs) issued by governments and government-related and private organizations, and the Fund will invest more than 25% of its assets in the mortgage and mortgage finance industry even during temporary defensive periods. Due to this concentration, the Fund will be subject to certain risks peculiar to the mortgage and mortgage finance industry. See "Certain Securities and Investment Techniques and Associated Risks_Special Risks Associated with Asset-Backed and Mortgage-Related Securities" in the Prospectus and "Other Information_Mortgage-Related Securities" in the SAI.

      The Fund may invest up to 35% of the value of its total assets in (i) non-mortgage-related securities issued or guaranteed by the United States government, its agencies and instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and (iii) commercial paper rated A-1 by Standard & Poor's or P-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AAA by Standard & Poor's or Aaa by Moody's. It is currently the operating policy of the Asset Manager to invest 100% of the Fund's assets in securities issued by governments and government-related organizations and securities rated AAA by Standard & Poor's or Aaa by Moody's or, if not rated, that are of comparable quality as determined by the Asset Manager. In addition, at any given time a portion of the Fund's assets may be in cash or may be invested in repurchase agreements due to portfolio purchases and sales, and to otherwise manage cash flows. The Fund may invest in securities that have a fixed rate of interest and in variable rate securities, including inverse floaters. The Fund may also enter into dollar rolls. In addition, the Fund may write options on the securities held in its portfolio. See "Certain Securities and Investment Techniques and Associated Risks_General Risks Associated with Income Funds" and "_Other Securities_When-Issued Securities and Dollar Rolls," and "_Hedging Techniques."

      The Fund will maintain a dollar-weighted average portfolio maturity of more than three years but no more than ten years. In order to maintain a dollar-weighted average portfolio maturity of from three to ten years, the Asset Manager will monitor the prepayment experience of the underlying mortgage pools of the Fund's mortgage-related securities and will purchase and sell securities in order to shorten or lengthen the average maturity of the Fund's portfolio, as appropriate.

                            Managers Bond Fund

      The Fund's investment objective is to seek income by investing in fixed-income securities having a remaining maturity not greater than forty years from the date of purchase by the Fund. The Fund invests in a diversified portfolio of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as in corporate bonds, debentures, preferred stocks, mortgage-related securities (including CMOs, IOs and POs), asset-backed securities, eurodollar certificates of deposit and eurodollar bonds. The Fund may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may subject the Fund to certain additional risks. Ordinarily, at least 65% of the Fund's total assets will be invested in bonds. The Fund may invest in both fixed and variable rate securities, including inverse floating obligations. See "Certain Securities and Investment Techniques and Associated Risks_General Risks Associated with Income Funds," "_Special Risks Associated with Asset-Backed and Mortgage-Related Securities," and "_Foreign Securities." Although the Fund expects to invest in bonds with a full range of maturities, the average maturity of the Fund may be adjusted in response to market conditions. The Fund will actively trade in the securities in which it invests. See "Portfolio Turnover."

      The Fund invests primarily in securities rated investment grade by Moody's or Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager), including securities rated in the lowest investment grade category.
Securities rated in the lowest investment grade category have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal or interest on such securities than on higher grade securities. In addition, the Fund may invest in securities rated below investment grade, but rated at least Ba by Moody's or BB by Standard & Poor's (or, if unrated, of comparable quality as determined by the Asset Manager). The Fund does not expect to invest more than 5% of its net assets in securities rated (or, if unrated, of comparable quality as determined by the Asset Manager) lower than investment grade (sometimes referred to as "junk bonds"). However, the rating of an issue of securities may be reduced subsequent to the purchase of the securities by the Fund, and this may cause the amount of below investment grade securities held by the Fund to exceed 5% of the Fund's net assets. The downgrade will not require sale of the securities by the Fund, but the Asset Manager will consider this event in its determination of whether the Fund should continue to hold the securities. Investing in below investment grade securities may subject the Fund to additional risks. See "Certain Securities and Investment Techniques and Associated Risks_Special Risks Associated with Lower-Rated Securities" in the Prospectus, and "Other Information_Ratings of Debt Instruments" in the SAI.

                        Managers Global Bond Fund

      The Fund's primary objective is to seek a high total return through both income and capital appreciation by investing in a portfolio of domestic and foreign fixed-income securities.

     The Fund ordinarily invests at least 65% of its total assets in an actively managed portfolio of domestic and foreign bonds issued by governments, corporations and supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank and European Economic Community, all of which will be rated investment grade as determined by Moody's or Standard & Poor's, or, if unrated, of comparable quality as determined by the Asset Manager. The Fund will invest in securities denominated in currencies other than the U.S. dollar. Normally, investments will be made in a minimum of three countries, one of which may be the United States. The Fund's weighted average maturity will vary, but is generally expected to be ten years or less. The Fund may engage in currency hedging strategies through the use of forward currency exchange contracts, options and futures contracts. See "Certain Securities and Investment Techniques and Associated Risks_Other Securities_Foreign Securities" and "_Hedging Techniques."

      The Global Bond Fund is "non-diversified," as that term is defined in the 1940 Act, but intends to qualify as a "regulated investment company" for federal income tax purposes. This means, in general, that although more than 5% of the Fund's total assets may be invested in the securities of any one issuer (including a foreign government), at the close of each quarter of the Fund's taxable year the aggregate amount of such holdings may not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single issuer. To the extent that the Fund holds the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will be subject to greater risk than a fund that invests in a large number of securities, because changes in the financial condition or market assessment of particular issuers may cause greater fluctuations in the Fund's net asset value or adversely affect its total return.

             CERTAIN SECURITIES AND INVESTMENT TECHNIQUES AND
                             ASSOCIATED RISKS

      The following are descriptions of types of securities invested in by the Funds, certain investment techniques employed by the Funds and risks associated with utilizing either the securities or the investment techniques. Unless otherwise indicated, all of the Funds may invest in the indicated securities and use the indicated investment techniques.

                General Risks Associated with Income Funds

     The Income Funds are subject to normal interest rate, credit and market risks. Market prices of fixed-income securities will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security, if sold, might be sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security, if sold, might be sold at a price greater than its purchase cost. Generally, the longer an instrument's maturity, the more sensitive the instrument's price will be to interest rate changes. In an attempt to reduce market risks resulting from fluctuations in the principal value of debt obligations due to changes in prevailing interest rates the Funds carefully monitor and seek to adjust the maturities of their investments and may invest in variable rate securities. Such investment techniques do not eliminate all risks and investors should expect the value of their Fund shares to fluctuate based on interest rate, credit and market conditions.

      Duration measures the timing of a Fund's cash flow (i.e., principal and interest payments) and is essentially a weighted average term-to-maturity where cash flows are expressed in terms of their present value. Accordingly, duration takes into account the time value of money in addition to the amount and timing of all interim and final payments. Duration incorporates the size of the coupon payments, the time to maturity, and the portfolio's yield to maturity into a single composite index. The longer a Fund's duration, the more its price will fluctuate, in percentage terms, in response to a given change in interest rates and the greater the market risk. From time to time, the Income Funds may advertise the duration of their portfolios.

              Special Risks Associated with Asset-Backed and
                       Mortgage-Related Securities

  Mortgage-Related  Securities.  The Funds  will  be  subject  to prepayment risk on mortgage-related securities. Prepayments of principal by mortgagors or mortgage foreclosures may shorten the average life of the mortgage-related securities remaining in a Fund's portfolio. Reinvestment of prepayments could occur at lower interest rates than the original investment, thus decreasing the yield of the Fund. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. See "Other Information_Mortgage-Related Securities" in the SAI.

      CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received. Certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In other mortgage-related securities, all interest payments go to one class of holders "Interest Only" or "IO"-and all of the principal goes to a second class of holders-"Principal Only" or "PO." The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein (including POs), like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Funds treat IOs and POs as subject to the restriction on investments in illiquid instruments except that IOs and POs issued by the U.S.
government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Asset Manager (subject to the oversight of the Trustees) such IOs and POs are readily marketable.

  Asset-Backed Securities. Asset-backed securities, in which certain Funds may invest, involve the passing through of payments on debt obligations including automobile loans, credit card loans, home equity loans, computer leases and other types of consumer loans. Generally, the obligations underlying most asset-backed securities are unsecured. In the case of auto loans, the underlying security interests in the automobiles are not transferred to the entity issuing the asset-backed security. In addition, like mortgage-related securities, asset-backed securities may be subject to the risk of prepayments of the underlying obligations.

           Special Risks Associated with Lower-Rated Securities

       Generally, lower-rated debt securities and unrated securities of comparable quality offer a higher current yield than is offered by higher-rated securities. However, lower-rated debt securities involve greater risks, in that they are especially subject to adverse changes in general conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The market for lower-rated securities may be thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. In addition, the prices for lower-rated debt securities may be affected by legislative and regulatory developments.

                             Other Securities

  Foreign Securities. Investments in foreign securities involve risks that differ from investments in securities of domestic issuers. Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments. In addition, foreign countries may have less well developed securities markets, as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. For additional information regarding the risks associated with foreign branch issues, see "Other Information_Obligations of Domestic and Foreign Banks" in the SAI. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

 Inverse Floating Obligations. The Income Funds may invest up to 25% of their assets in "inverse floating obligations" or "residual interest bonds" (some of which are known as "support floaters"). These are variable rate securities on which the interest rates typically decline as market rates increase and increase as market rates decline. Such instruments can be expected to be more volatile than fixed rate or other variable rate securities. For example, in periods of rising interest rates, the interest rate on an inverse floating obligation will decline, accentuating the decrease in the market value of the obligation. This has a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. The net asset value of a Fund which has invested a large percentage of its assets in inverse floaters will tend to be more volatile in periods of fluctuating interest rates than that of a Fund holding other types of variable rate and/or fixed-rate securities. To seek to limit a Fund's volatility, the Asset Managers may purchase inverse floaters with shorter term maturities or which contain limitations on the extent to which the interest rate may vary. The Asset Managers may also seek to limit volatility by diversifying the inverse floaters in a Fund's portfolio by the type of underlying security and by the type of index to which they are linked. See "Other Information_Inverse Floating Obligations" in the SAI.

  Municipal Securities. Municipal bonds are of three principal types: General Obligation Bonds, generally issued by states, counties, cities, towns and regional districts, the proceeds of which are used to fund a wide range of public projects; Revenue Bonds, the principal security for which is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source; and Industrial Development Bonds, which are considered municipal bonds if the interest paid is exempt from federal income taxes, and which are issued by or on behalf of public authorities to raise money to finance public facilities and privately-operated facilities for business, manufacturing and housing.

      Investments in municipal securities involve risks that differ from other domestic securities. There could be economic, business or political developments which might affect all municipal obligations of a similar type. For more information concerning municipal securities and related risks, see "Other Information_Municipal Bonds" in the SAI.

  Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss to those Funds that purchase them. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the Asset Manager determines, subject to the review of the Trustees, that such securities have a readily available market.

  Repurchase Agreements. In a repurchase transaction, a Fund purchases a security from a bank or a broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed-upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying security, which must at least equal the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. No Fund may invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds the Fund's limits on investments in illiquid securities. For more information concerning repurchase agreements, see "Other Information_Repurchase Agreements" in the SAI.

  Securities Lending. Consistent with its investment objective and policies, each Fund may lend its portfolio securities in order to realize additional income. Any such loan will be continuously secured by collateral at least equal in value to the value of the securities loaned. The risk of loss on such transactions is mitigated because, if a borrower were to default, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

  When-Issued Securities and Dollar Rolls. Consistent with its investment objectives and policies, each Fund may purchase or sell U.S. government or municipal securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions are those where securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. However, the value of the Fund's assets will fluctuate with the value of the security to be purchased. Accordingly, these transactions may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. See "Segregated Accounts" below. When-issued securities may also be known as "TBAs."

      In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period between the sale and forward purchase, the Fund forgoes principal and interest paid on the securities sold, and does not list the securities sold as an asset on the Fund's books. The Fund realizes a capital gain on the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

      Dollar rolls involve the risk that the market value of the securities subject to the Fund's forward purchase commitment may decline in value below the price of the securities the Fund has sold. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the current sale portion of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward purchase transaction.

     The Funds will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

  Segregated Accounts. Certain transactions, such as certain options, futures and forward transactions, dollar rolls, or purchases of when-issued or delayed delivery securities, may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash or other liquid securities equal in value to its obligations in respect to such transaction.

                            Hedging Techniques

      Unless otherwise indicated, the Funds' portfolio managers may engage in the following hedging techniques to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in market values, interest rates or currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between a hedging instrument and the underlying security, currency, index, futures contract or other investment may limit the effectiveness of a particular hedging strategy.

      A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

  Options. Each Fund may write ("sell") covered put and covered call options covering the types of financial instruments in which the Fund may invest (including individual stocks, stock indices, futures contracts, forward foreign currency exchange contracts and when-issued securities) to provide protection against the adverse effects of anticipated changes in securities prices. A Fund may also write covered put options and covered call options as a means of enhancing its return through the receipt of premiums when the Fund portfolio manager determines that the underlying securities, indices or futures contracts have achieved their potential for appreciation. By writing covered call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security, index or futures contract above the exercise price except insofar as the premium represents such a profit. The risk involved in writing covered put options is that there could be a decrease in the market value of the underlying security, index or futures contract. If this occurred, the option could be exercised and the underlying security, index or futures contract would then be sold to the Fund at a higher price than its then current market value. A Fund will write only "covered" options.

      When writing call options, a Fund will be required to own the underlying financial instrument, index or futures contract or own financial instruments or indices whose returns are closely correlated with the returns of the financial instrument, index or futures contract underlying the option. When writing put options a Fund will be required to segregate with its custodian bank cash and/or other liquid securities to meet its obligations under the put. By covering a put or call option, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objectives may be impaired.

      The Fund may also purchase put and call options to provide protection against adverse price effects from anticipated changes in prevailing securities prices. The purchase of a put option protects the value of portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract increased over the strike price by an amount greater than the premium paid. It would realize a loss if the price of the security, index or futures contract decreased, remained the same or did not increase over the strike price during the option period by more than the amount of the premium paid. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. A Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the amount that the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). For more information concerning options transactions, see "Other Information_Covered Put Options_Covered Call Options," and "_Puts and Calls" in the SAI.

 Futures Contracts. A Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against changes in prices of the financial instruments in which it may invest. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid high-grade debt obligations to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objectives may be impaired. See "Other Information_Equity Index Futures Contracts" and "_Interest Rate Futures Contracts" in the SAI.

  Forward Foreign Currency Exchange Contracts. A Fund's Asset Manager may attempt to hedge the risk that a particular foreign currency may suffer a substantial decline against the U.S. dollar by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It may also enter into such contracts to protect against losses resulting from changes in foreign currency exchange rates between trade and settlement date. Such contracts will have the effect of limiting any gains to the Fund resulting from changes in such rates. Losses may also arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract. See "Other Information_Forward Foreign Currency Exchange Contracts" in the SAI.

                            PORTFOLIO TURNOVER

      In carrying out the investment policies described in this Prospectus, each Fund expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when an Asset Manager deems it appropriate to purchase or sell securities for a Fund. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by a Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for federal income tax purposes as ordinary income. See "Portfolio Transactions and Brokerage" and "Tax Information." For the Income Funds' portfolio turnover rates, see "Financial Highlights."

                  PURCHASE AND REDEMPTION OF FUND SHARES
                       How to Purchase Fund Shares

      Initial purchases of shares of the Funds, may be made in a minimum amount of $2,000 per Fund ($500 for IRAs and IRA rollovers). Arrangements can be made to open accounts with a $500 or $250 initial investment and agreement to invest $50 or $100, respectively, per month until minimum is attained. Call (800)835-3879 for more information on these arrangements. Lower minimum initial investments with accompanying automatic investment plans or letters of intent may be accepted at the discretion of the Manager. There is no minimum for additional investments except for telephone Automated Clearing House ("ACH") purchases.

      Investors may purchase shares of the Trust through their financial planner or other investment professional who is (or who is associated with) an investment adviser registered with the Securities and Exchange Commission (a "Registered Investment Adviser") or directly from the Trust as indicated below. Shares may also be purchased by bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans.

      The following shows the various methods for purchasing the Trust's shares. For more complete instructions, see the account application.

         Method

                            Initial Investment     Additional Investments

Minimums:
Regular accounts          $2,000, or lower, as     No minimum
                         described above
IRAs, IRA rollovers, SEP     500                   No minimum
IRAs

         Method

Through your investment   Contact your investment  Send additional funds
professional             advisor, bank or other   to your investment
                         investment professional  professional at the
                                                  address appearing on
                                                  your account statement
Directly by mail          Send your account        Send letter of
                          application and check    instruction and check
                          (payable to The          (payable to The
                          Managers Funds) to the   Managers Funds) to
                          address indicated on     The Managers Funds
                          the application          c/o Boston Financial
                                                   Data
                                                   Services, Inc.
                                                   P.O. Box 8517
                                                   Boston, MA 02266-8517
                                                   Please include your account on your
Direct Federal Funds or   Call (800) 25                         check
Bank Wire                682 to notify  CCall (800)252-0682 to
            notify
                         the Transfer Agent, and  Call the Transfer Agent
                         instruct your bank to    at (800) 252-0682 prior
                         wire funds to:           to wiring additional
                         ABA #011000028           funds
                         State Street Bank &
                         Trust Company
                         Boston, MA 02101
                         BFN_The Managers Funds
                         AC 9905-001-5
                         FBO_Shareholder Name

By telephone              Only for established     Call the Transfer Agent
                         accounts with ACH        at (800) 252-0682.
                         privileges. Call         Minimum investment:
                         (800) 252-0682 with      $100.
                         instructions for the
                         Transfer Agent. Minimum
                         investment: $100.

     The employees and their families of The Managers Funds, L.P.
and selected dealers and their authorized representatives who are engaged in the sale of Fund shares, may purchase shares of the Funds without regard to a minimum initial investment.

      Certain states may require Registered Investment Advisers that purchase Fund shares for customers in those states to register as broker-dealers. From time to time the Trust's distributor may supply materials to Registered Investment Advisers to assist them in formulating an investment program using the Trust for their clients. Such materials are designed to be used and evaluated by investment professionals, do not contain investment advice and are not available for distribution to the general public.

      Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with providing this service. Shares purchased in this fashion may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or Asset Manager.

      Trust shares are offered and orders accepted on each business day (a day on which the New York Stock Exchange ("NYSE") is open for trading). The Trust may limit or suspend the offering of shares of any or all of the Funds at any time and may refuse, in whole or in part, any order for the purchase of shares.

      Purchase orders received by the Trust, c/o Boston Financial Data Services at the address listed on the back cover of this prospectus, prior to 4:00 p.m. Eastern Standard Time, on any business day will receive the offering price computed that day. The broker-dealer, omnibus processor or investment professional, is responsible for promptly transmitting orders to the Trust. The Trust cannot accept orders transmitted to it at the address indicated on the cover page of this prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt no later than the next business day.

      Federal Funds or Bank Wires used to pay for purchase orders must be received by 3:00 p.m. the following business day, except for certain processing organizations which have entered into special arrangements with the Trust.

      Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until 15 days after the date of purchase.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in you bank account to enable an ACH, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund as reimbursement for any loss incurred. The Trust may prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

       In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

  Share Price and Valuation of Shares. The net asset value of shares of each Fund is computed each business day, at the close of trading on the NYSE, and is the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. For further information, see "Net Asset Value" in the SAI.

                             Redeeming Shares

      Any redemption orders received by the Trust as indicated below before 4:00 p.m. New York time on any business day will receive the net asset value determined at the close of trading on the NYSE on that day. Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next business day. The Trust cannot accept redemption orders transmitted to it at the address indicated on the cover page of the prospectus, but will use its best efforts to promptly forward such orders to the Transfer Agent for receipt by the next business day. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

               Method                             Instructions
By mail_write to The Managers Funds,   Send a letter of instruction which
c/o Boston Financial Data             specifies the name of the Fund,
Services, Inc.                        dollar amount or number of shares to
P.O. Box 8517                         be sold, your name and account
Boston, MA 02266-8517                 number. This letter must be signed
                                      by all owners of the shares in the
                                      exact manner in which they appear on
                                      the account. In the case of estates,
                                      trusts, guardianships,
                                      custodianships, corporations and
                                      pension and profit sharing plans,
                                      other supporting legal documentation
                                      is required.

By telephone                           For shareholders who have elected
                                      telephone redemption privileges on
                                      their applications, telephone the
                                      Trust at (800)252-0682.

By contacting your investment
professional

By writing a check (Managers Money     For shareholders who have elected
Market Fund Shareholders only)        the checkwriting option with State
                                      Street Bank and Trust Company, as
                                      discussed under "Investor
                                      Services_Checkwriting Privilege."

                            Investor Services

      Automatic Reinvestment Plan allows dividends or capital gains distributions to be reinvested in additional shares, unless you elect to receive cash.

      Automatic Investments of preauthorized amounts from private checking accounts can be made monthly, quarterly or annually. The amount you specify will automatically be deducted from your checking account and invested on the day you specify.

      Systematic Withdrawals of $100 or more per fund can be made monthly by shareholders.

     Dollar Cost Averaging allows for regular automatic exchanges from any Fund to one or more other Funds or can be done through the Automatic Investment service above. Before investing in the Trust's Equity Funds, shareholders must obtain a prospectus from the Trust describing those Funds.

       Individual  Retirement  Accounts,  including  SIMPLE   and
SEP/IRAs and IRA rollovers, are available to shareholders at no additional cost.

      Checkwriting Privilege is available only to shareholders of the Money Market Fund. Before investing in the Trust's Money Market Fund, shareholders must obtain a prospectus from the Trust describing the Money Market Fund and the conditions and limitations pertaining to this privilege.

      Direct Deposit Purchase Plan allows for Social Security or payroll checks, as well as any other preauthorized recurring payment, to be automatically invested in your account.

      Exchange Privilege permits shareholders of any of the Funds to exchange their shares for shares of any of the other Funds at the relative net asset value per share. Exchange transactions may be made by writing to the Fund (see "Redeeming Shares"), by contacting your investment professional, via the Telephone Exchange Privilege (unless you have declined this option) or on your signed account application. Call Investors Services at (800) 252-0682 to utilize the Telephone Exchange Privilege. Shareholders must receive a prospectus describing the Equity Funds or Money Market Fund of the Trust before requesting an exchange into one or more of those Funds. By requesting an exchange into one of those Funds, shareholders are deemed to confirm receipt of the prospectus describing the Trust's Equity Funds or Money Market Fund, as the case may be.

      The exchange privilege is offered to shareholders for their convenience and use consistent with their investment objectives. It is not offered as a short-term market timing service. The
Trust reserves the right to refuse exchange orders from shareholders who have previously been advised that their frequent use of the exchange privilege is, in the opinion of the Manager, inconsistent with the orderly management of the Funds' portfolios.

      The Trust and its Transfer Agent will employ reasonable procedures to verify the genuineness of telephonic redemption or exchange requests. If such procedures are not followed, the Trust or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. These procedures involve requiring certain personal identification information.

      The above services are available only in states where the Funds may be legally offered, and may be terminated or modified by one or more Funds at any time upon 60 days written notice to shareholders. None of the Funds, the Distributor, the Trust's Custodian, or Transfer Agent, nor their respective officers and employees, will be liable for any loss, expense or cost arising out of a transaction effected in accordance with the terms and conditions set forth in this Prospectus even if such transaction results from any fraudulent or unauthorized instructions.

             Income Dividends and Capital Gain Distributions

      Income dividends will normally be paid on the Income Funds at the frequency noted in the following table. Except for Short Government Fund, income dividends will normally be declared on the fourth business day prior to the end of the dividend period, payable on the following business day, to shareholders of record on the day prior to the declaration date. Distributions of any capital gains will normally be paid annually in December.

Frequency                                       Fund
Monthly                            Short and Intermediate Bond,
                                  Intermediate Mortgage, Bond
Quarterly                          Global Bond
Daily*                             Short Government

_______

* Dividends declared daily and paid monthly on the third business day prior to month end.

      All dividends and distributions declared by a Fund will be reinvested in additional shares of the Fund at net asset value on the "Ex-Dividend" date(unless the shareholder has elected to receive dividends or distributions in cash or invest them in shares of the Money Market Fund). An election may be changed by delivering written notice to the Fund at least ten business days prior to the payment date.

                         MANAGEMENT OF THE FUNDS
                                 Trustees

      Information concerning the Trustees, including their names, positions and principal occupations during the past five years, is contained in the SAI.

                            Investment Manager

      It is the Manager's responsibility to select, subject to review and approval by the Trustees, the Asset Managers who have distinguished themselves by able performance in their respective areas of expertise in asset management and to continuously monitor their performance. The Manager and its corporate predecessors have had over 20 years of experience in evaluating investment advisers for individuals and institutional investors. In addition, the Manager employs the services of a consultant specializing in appraisal and comparison of investment managers to assist in evaluating asset managers. The Manager is also responsible for conducting all operations of the Funds except those operations contracted to the Custodian and to the Transfer Agent.

       The  Trust  has  received  an  exemptive  order  from  the
Securities and Exchange Commission (the "SEC") permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees without obtaining shareholder approval. At meetings held on December 5, 1994 and December 15, 1994, the shareholders of the Funds approved the operations of the Trust in this manner.
The order also permits the Manager, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that would cause an automatic termination of a sub-advisory agreement. Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of the majority of the outstanding shares of the Fund. Shareholders will continue to be notified of any Asset Manager changes.

     The following table sets forth the maximum annual management fee rates currently paid by each Income Fund, the annual asset management fee rates paid by the Manager to each Asset Manager for a particular Fund and the actual management fee paid during fiscal 1996, each expressed as a percentage of the Fund's average daily net assets.

        Name of Fund           Total          Asset             Total
                             Managemen     Management        Management
                               t Fee           Fee            Fee Paid
                                                               During
                                                           the Year Ended
                                                            December 31,
                                                                1996
Short Government Fund             0.45%        0.20%                 0.20%*
Short and Intermediate Bond       0.50%        0.25%                  0.50%
Fund
Intermediate Mortgage Fund        0.45%        0.20%                  0.45%
Bond Fund                        0.625%        0.25%                 0.625%
Global Bond Fund                  0.70%  0.35% on 1st $20             0.70%
                                            million,
                                        0.25% thereafter

  * Reflects voluntary fee waivers by the Manager which may be modified or terminated at any time in the sole discretion of the Manager.

                              Asset Managers

      The following sets forth certain information about each of the Asset Managers:

Short Government Fund

      Jennison Associates Capital Corp.("Jennison")_The firm was founded in 1969 and is a wholly-owned subsidiary of The Prudential Insurance Company of America. As of December 31, 1996, assets under management totaled $__ billion. Its address is One Financial Center, Boston, MA 02111

     Thomas F. Doyle serves as the portfolio manager of the Short
Government Fund. He is a Director and Executive Vice President of
Jennison, responsible for fixed income portfolio management. He has been with Jennison since 1987.

Short and Intermediate Bond Fund

      Standish, Ayer & Wood, Inc. ("SAW")_The firm, founded in 1933, is a privately owned corporation with 21 directors (three of whom each own more than 10% equity in the firm). The firm offers equity, balanced and fixed income management. As of December 31, 1996, the firm managed more than $__ billion in assets. Its address is One Financial Center, Suite 26, Boston, MA 02111.

     Howard B. Rubin serves as the portfolio manager of the Short and Intermediate Bond Fund. He is a Director of SAW, responsible for fixed income portfolio management. He has been with SAW since
1984.

Intermediate Mortgage Fund

      Jennison Associates Capital Corp._See Short Government Fund for a description.

     Michael Porreca and John Feingold are the portfolio managers of the Intermediate Mortgage Fund. They are both Directors and Senior Vice Presidents of Jennison, responsible for fixed income portfolio management. Mr. Porreca has served in this capacity since November 1992; prior to that time he served in a similar capacity with Dewey Square Investors. Mr. Feingold has been with Jennison since January 1993. Prior to that time he served as a Director and head of the CMO desk at Salomon Brothers.

Bond Fund

      Loomis, Sayles & Company, Inc._The firm was established in 1926 and is a wholly-owned but autonomous subsidiary of New England Investment Companies. As of December 31, 1996, assets under management totaled $___ billion. Its address is One Financial Center, Boston, MA 02110.

      Daniel J. Fuss, C.F.A., has been the Fund's co-portfolio manager since its inception in 1984 and has been the sole portfolio manager since March 1993. He is a Managing Director of Loomis, Sayles & Company, Inc., a position he has held since 1976.

Global Bond Fund

      Rogge Global Partners plc._The firm was established in 1984 is owned by United Asset Management, a public company. As of December 31, 1996, assets under management totaled $__ billion. Its address is 5-6 St. Andrews Hill, London, England EC4V-5BY.

      Olaf Rogge has been the Fund's portfolio manager since the Fund's commencement of operations. Mr. Rogge is Managing Director and Principal Executive of Rogge Global Partners, which he founded in 1984.

  Administration and Shareholder Servicing; Distributor; Transfer Agent



  Administrator. The Managers Funds, L.P. serves as the Trust's administrator (the "Administrator") and has overall responsibility, subject to the review of the Trustees, for all aspects of managing the Trust's operations, including administration and shareholder services to the Trust, its shareholders and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Trust's shareholders ("Shareholder Representatives"). The Administrator is paid at the rate of 0.25% per annum of each Income Fund's average daily net assets, except for the Short Government Fund where the administrator is currently waiving its fee of 0.20%.

      Administrative services include (i) preparation of Fund performance information; (ii) responding to telephone and in-person inquiries from shareholders and Shareholder Representatives regarding matters such as account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies and portfolio holdings and Fund distributions and the taxation thereof; (iii) preparing, soliciting and gathering shareholder proxies and otherwise communicating with shareholders in connection with shareholder meetings; (iv) maintaining the Trust's registration with Federal and state securities regulators; (v) dealing with complaints and correspondence from shareholders directed to or brought to the attention of the Administrator; (vi) supervising the operations of the Trust's Transfer Agent; and (vii) such other administrative, shareholder and shareholder related services as the parties may from time to time agree in writing.

  Distributor. The Managers Funds, L.P. serves as distributor of the shares of the Trust. Its address is 40 Richards Avenue, Norwalk, CT 06854.

  Transfer Agent.  State Street Bank and Trust Co. serves as  the
Trust's Transfer Agent.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE

      Each Asset Manager is responsible for decisions to buy and sell securities for each Fund or component of a Fund that it manages, as well as for broker-dealer selection in connection with such portfolio transactions. In the case of securities traded on a principal basis, transactions are effected on a "net" basis, rather than a transaction charge basis, with dealers acting as principal for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked prices, which provides the opportunity for a profit or loss to the dealer. Transactions in other securities are effected on a transaction charge basis where the broker acts as agent and receives a commission in connection with the trade. In effecting securities transactions, each Asset Manager is responsible for obtaining best price and execution of orders. The dealer spread or broker's commission charged in connection with a transaction is a component of price and is considered together with other relevant factors. Any of the Funds may effect securities transactions on a transaction charge basis through a broker-dealer that is an affiliate of the Manager or of one of that Fund's Asset Managers in accordance with procedures approved by the Trustees. However, no Asset Manager for a Fund or its affiliated broker-dealer may act as principal in any portfolio transaction for any Fund with which it is an affiliate, and no affiliate of the Manager may act as principal in a portfolio transaction for any of the Funds.

                         PERFORMANCE INFORMATION

      From time to time the Funds may advertise "yield" and or "total return." These figures are based on historical earnings and are not intended to indicate future performance.

                                  Yield

      The Funds may advertise "yield." Yield refers to income generated by an investment in the Fund during a 30-day (or one month) period. This income is then annualized. That is, the amount of income generated during the period is assumed to be generated during each 30-day (or one month) period over a one-year period and is shown as a percentage of the investment.

                               Total Return

      Each of the Funds may include total return figures in its advertisements. In calculating total return, the net asset value per share at the beginning of the period is subtracted from the net asset value per share at the end of the period (after assuming and adjusting for the reinvestment of any income dividends and capital gains distributions), and the result is divided by the net asset value per share at the beginning of the period to ascertain the total return percentage.

      A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from industry publications, business periodicals, rating services and market indices. For more detailed information on performance calculations and comparisons, see "Performance Information" in the SAI.

      The Trust's annual report contains additional performance information and is available upon request without charge.

           DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Trust offers a single class of shares of beneficial interest, without par value, and currently offers ten series of its shares as described in the Trust's Prospectuses. The Trustees have the authority to create new series of shares in addition to the existing ten series without the requirement of a vote of shareholders of the Trust.

      Shares of each Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or the provisions of the Trust's Declaration of Trust or by-laws, they may be entitled to vote. On matters relating to all Funds and affecting all Funds in the same manner, shareholders of all Funds are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required.

     The Trust and its Funds are not required, and do not intend, to hold annual meetings of shareholders, under normal circumstances. The Trustees or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of a Fund upon written request of the holders of at least 10% of that Fund's shares.

      Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's obligations to third parties, and that every written contract made by the Trust shall contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify shareholders and Trustees against such liabilities and any related claims and expenses. The Trust will not indemnify a Trustee when the loss is due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.

      Two lawsuits seeking class action status have been filed against the Managers Intermediate Mortgage Fund and the Managers Short Government Fund, the Manager and the Trust, among other defendants. The Intermediate Mortgage Fund suit was filed in the United States District Court for the District of Connecticut in September, 1994, and names the Fund, the Trust, the Manager, Robert P. Watson, Piper Capital Management, Inc., its parent company and Worth Bruntjen as defendants. A motion has been filed to dismiss this action and there has been no decision yet from the court. The Short Government Fund suit was filed in the United States District Court for the District of Minnesota in November, 1994 and names that Fund, each of the defendants in the
Intermediate Mortgage Fund suit (with the exception of the Intermediate Mortgage Fund), the Trustees and one officer of the Trust as defendants. On November 24, 1995, the defendants' motion to dismiss this action was granted, in part and denied, in part, and the defendants again moved for dismissal after the plaintiff amended the complaint. In that action, the parties have now entered into a preliminary agreement to settle all claims by the purported class. However, the parties have not finalized their settlement nor have they obtained the required court approvals. For these and other reasons, there can be no assurance that the settlement will be consummated. In both of these cases the plaintiffs seek unspecified damages based upon losses alleged in the two funds named above.

      In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuits, as well as against Managers Short and Intermediate Bond Fund. Certain individual customers, who are potentially members of the class of plaintiffs in the two class action lawsuits referred to above, have asserted that they may file similar lawsuits against certain of the defendants based on similar claims, but have not done so. Despite management's efforts to resolve all of the pending lawsuits, it believes it has meritorious defenses and, of the cases are not settled, it intends to defend the action vigorously.

                             TAX INFORMATION

      Each Fund has qualified and intends to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), under which each Fund is regarded as a separate regulated investment company.

      All dividends and distributions designated as capital gains are generally taxable to shareholders whether received in cash or additional shares.

       Although distributions are generally taxable to a shareholder in the taxable year in which the distribution is made, dividends declared in October, November or December of a taxable year with a record date in such a month and actually received during the following January, will be taxed as though received by the shareholder on December 31 of such year.

      Generally, each Fund is required to back-up withhold 31% of distributions paid to a shareholder who fails to provide a social security or taxpayer identification number and certify that such number is correct and that such shareholder is not subject to, or is otherwise exempt from, back-up withholding.

      Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment with respect to their own tax situation. For more information concerning taxes, see "Tax Information" in the SAI.

                           SHAREHOLDER REPORTS

      Shareholders will receive annual and semi-annual reports which include financial statements showing the results of operations, investment portfolio and other information of the Funds in which they have invested. Shareholders will also receive annual tax statements indicating the tax status of distributions made during the year. Confirmations of transactions will be sent to shareholders following purchases, redemptions or exchanges by the shareholder, and quarterly statements of account will be sent to all shareholders.

PROSPECTUS  AND STATEMENT OF ADDITIONAL INFORMATION FOR  MANAGERS
MONEY  MARKET FUND ARE INCORPORATED HEREIN BY REFERENCE  TO  POST
EFFECTIVE AMENDMENT NO. 37.  FINANCIAL INFORMATION TO BE  UPDATED
IN SUBSEQUENT B-FILING TO GO EFFECTIVE ON APRIL 1, 1997.


                       THE MANAGERS FUNDS
               STATEMENT OF ADDITIONAL INFORMATION
                       dated April 1, 1997


         40 Richards Avenue, Norwalk, Connecticut 06854
                Investor Services: (800) 835-3879

          This Statement of Additional Information relates to the Managers Income Equity Fund, Capital Appreciation Fund, Special Equity Fund, International Equity Fund, (collectively the "Equity Funds") and the Managers Short Government Fund, Short and Intermediate Bond Fund, Intermediate Mortgage Fund, Bond Fund, and Global Bond Fund (collectively the "Income Funds"), (each a "Fund" and collectively the "Funds") of The Managers Funds, a no-load, open-end management investment company, organized as a Massachusetts business trust (the "Trust"). Additional Information regarding the Managers Money Market Fund is contained in a separate Money Market Fund Statement of Additional Information.

           This Statement of Additional Information is not a prospectus; it should be read in conjunction with the Prospectuses of the Funds, dated April 1, 1997, copies of which may be obtained without charge by contacting the Trust at 40 Richards Avenue, Norwalk, CT 06854 (800) 835-3879 or (203) 857-
5321.

           This Statement of Additional Information is authorized for distribution to prospective investors only if preceded or accompanied by effective prospectuses for the Funds.
                        TABLE OF CONTENTS



I.        INVESTMENT RESTRICTIONS

II.       PORTFOLIO TURNOVER

III.      TRUSTEES AND OFFICERS

IV.       MANAGEMENT OF THE FUNDS

V.        FUND MANAGEMENT AGREEMENT

VI.       ASSET MANAGER PROFILES

VII.      ADMINISTRATIVE SERVICES; DISTRIBUTION
          ARRANGEMENTS

VIII.     PORTFOLIO SECURITIES TRANSACTIONS

IX.       NET ASSET VALUE

X.        TAX INFORMATION

XI.       CUSTODIAN, TRANSFER AGENT AND
          INDEPENDENT PUBLIC ACCOUNTANT

XII.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF
          SECURITIES

XIII.     OTHER INFORMATION

XIV.      PERFORMANCE INFORMATION

XV.       FINANCIAL STATEMENTS
                   I. INVESTMENT RESTRICTIONS

       Except as described below, the following investment restrictions are fundamental and may not be changed with respect to any Fund without the approval of a majority of the outstanding voting securities of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or substantially all of a Fund's assets in an open-end management investment company, or a series thereof, with the same investment objective or objectives as such Fund, no Fund may:

      1. Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets; except that up to 25% of the value of the Intermediate Mortgage Fund's total assets may be invested without regard to this limitation. The Global Bond Fund may invest up to 50% of its assets in bonds issued by foreign governments which may include up to 25% of such assets in any single government issuer.

      2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment; provided, however, that the Intermediate Mortgage Fund will invest more than 25% of its assets in the mortgage and mortgage-finance industry even during temporary defensive periods. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

      3. Acquire more than 10% of the outstanding voting securities of any one issuer.

      4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower. It may borrow only from banks as a temporary measure for extraordinary or emergency purposes. It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness.

      5. Invest in securities of an issuer which together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of its total assets would then be invested in such securities.

     6. Invest more than 15%, of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days demand and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

      7. Invest in companies for the purpose of exercising control or management.

      8. Purchase or sell real estate; provided, however, that it may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     9. Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

      10. Engage in the business of underwriting securities issued by others.

      11. Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of The Managers Funds, L.P. or any portfolio manager in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

      12. Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government entity which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard & Poor's, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements." It may lend its portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-l/3% of its total assets, except that there is no such percentage limitation with respect to the Short Government Fund. See "Other Information -- Loan Transactions."

      13. Purchase the securities of other Funds or investment companies except (i) in connection with a merger, consolidation, acquisition of assets or other reorganization approved by its shareholders, (ii) for shares in the Money Market Fund in accordance with an order of exemption issued by the Securities and Exchange Commission (the "SEC"), and (iii) each Fund, may purchase securities of investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company or (c) 10% of the Fund's total assets, taken at market value, would be invested in such securities.

      14. Purchase from or sell portfolio securities to its officers, trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

      15. Purchase or retain the securities of an issuer if, to the Trust's knowledge, one or more of the directors, trustees or officers of the Trust, or the portfolio manager responsible for the investment of the Trust's assets or its directors or officers, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities.

     16.  Issue senior securities.

           Unless otherwise provided, for purposes of investment restriction (2) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

           In addition to the foregoing investment restrictions which may not be changed without shareholder approval, the Funds are subject to the following operating policies which may be amended by the Trust's Board of Trustees. Pursuant to these operating policies, no Fund may:

     1.   Invest in real estate limited partnership interests.

     2.   Invest in oil, gas or mineral leases.

      3. Invest more than 5% of its net assets in warrants or rights, valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

      4. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums paid on such positions would exceed 5% of the Fund's net asset value. The Money Market Fund may not purchase futures contracts or options thereon.

      5. Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions; provided, however, that each Fund may make margin deposits in connection with futures contracts or other permissible investments.

     6.   Effect short sales of securities.

      7. Write or sell uncovered put or call options. The security underlying any put or call purchased or sold by a Fund must be of a type the Fund may purchase directly, and the aggregate value of the obligations underlying the puts may not exceed 50% of the Fund's total assets.


                     II. PORTFOLIO TURNOVER

      Generally, securities are purchased for the Managers Income Equity Fund, Capital Appreciation Fund, Special Equity Fund, and International Equity Fund for investment purposes and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their portfolio managers.

      For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Income Equity Fund __%, the Capital Appreciation Fund was __%, the Special Equity Fund __%, and the International Equity Fund __%. For the fiscal year ended DecemberE31, 1995, the portfolio turnover rate for the Income Equity Fund 36%, the Capital Appreciation Fund was 134%, the Special Equity Fund 65%, and the International Equity Fund 73%.

      For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Short Government Fund was __%, the Short and Intermediate Bond Fund __%, the Bond Fund __% and the Global Bond Fund __%. For the fiscal year ended December 31, 1995, the annual portfolio turnover rate for the Short Government Fund was 238%, the Short and Intermediate Bond Fund 131% and the Bond Fund 46%. The higher than 100% turnover rate for the Short and Intermediate Bond Fund was due to sales of portfolio investments to meet shareholder redemptions.

      The Intermediate Mortgage Fund generally engages in a significant amount of trading of securities held for less than one year. Accordingly, it can be expected that the Fund will generally have a higher incidence of short-term capital gains, which is taxable as ordinary income, than might be expected from investment companies which invest substantially all of their funds on a long-term basis. The Intermediate Mortgage Fund's rates of portfolio turnover for the years ended December 31, 1996 and December 31, 1995 were __% and 506%, respectively.

      With the exception of the Intermediate Mortgage Fund, the higher portfolio turnover rates for the Income Funds are not expected to result in significantly higher brokerage fees because the securities primarily purchased and sold by these Funds are usually traded on a principal basis with no commission paid. The added costs from brokerage fees and the possibility of more highly taxed short-term capital gains, which may be offset against capital loss carryovers, with respect to the Intermediate Mortgage Fund are weighed against the anticipated gains from trading.

      The Bond, Short and Intermediate Bond and Short Government Funds trade more actively to realize gains through market timing and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy generally results in higher portfolio turnover for these Funds.


                   III. TRUSTEES AND OFFICERS
      The Trust is governed by the Trustees who provide broad supervision over the affairs of the Trust and the Funds. The Trustees and officers of the Trust are listed below together with their principal occupations during at least the past five years, as well as Trustees' dates of birth. References to The Managers Funds, L.P., the Manager of the Trust, should be read to apply to Evaluation Associates Investment Management Company, the predecessor of The Managers Funds, L.P., for periods prior to AugustE17,E1990.

Name, Address and Position with   Principal Occupation During Past
Trust                             5 Years
ROBERT P. WATSON1                 President and Trustee of The
40 Richards Avenue                Managers Funds; Chairman and
Norwalk, CT  06854                Chief Executive Officer,
Chief      Executive     Officer, Evaluation Associates Investment
President, Trustee                Management Company (predecessor
                                  of The Managers Funds, L.P.)
Date of birth: 1/21/34            (prior to June 1988 and from
                                  August 1989 to August 1990);
                                  Partner, The Managers Funds,
                                  L.P. (since August 1990);
                                  Executive Vice President,
                                  Evaluation Associates, Inc.
                                  (June 1988 to August 1989).
WILLIAM W. GRAULTY                Practicing Attorney (1977 to
65 LaSalle Road                   present); Executive Vice
West Hartford, CT 06107           President and Head of Trust
Trustee                           Division, The Connecticut Bank
                                  and Trust Company, N.A. (1956 to
Date of birth: 12/30/23           1976); President, American
                                  Bankers Association, Trust
                                  Division (1974 to 1975);
                                  President Connecticut Bankers
                                  Association, Trust Division (1966
                                  to 1968).
MADELINE H. McWHINNEY             President, Dale, Elliott &
24 Blossom Cove                   Company (management consultants)
Middletown, NJ  07701             (1977 to present); Assistant Vice
Trustee                           President and Financial
                                  Economist, Federal Reserve Bank
Date of birth:  3/11/22           of New York (1943 to 1973);
                                  Trustee and Treasurer, Institute
                                  of International Education (since
                                  1975); Assistant Director,
                                  Operations, Whitney Museum of
                                  American Art (1983 to 1986);
                                  Member, Advisory Committee on
                                  Professional Ethics, New Jersey
                                  Supreme Court (March 1983 to
                                  present).

Name, Address and Position with   Principal Occupation During Past
Trust                             5 Years

STEVEN J. PAGGIOLI                Executive Vice President and
479 West 22nd Street              Director, Wadsworth & Associates,
New York, NY  10011               Inc. (1986 to present); Vice
Trustee                           President, Secretary and
Date of birth: 4/3/50             Director, First Fund
                                  Distributors, Inc. (1991 to
                                  present); Vice President,
                                  Secretary and Director;
                                  Investment Company Administration
                                  Corporation (1990 to present);
                                  President and Director,
                                  Southampton Investment Management
                                  Company, Inc. (1991 to present);
                                  Trustee of Professionally Managed
                                  Portfolios (1991 to present).

THOMAS R. SCHNEEWEIS              Professor of Finance (1985 to
University of Massachusetts       present), Associate Professor of
School of Management              Finance (1980-1985), Ph.D.
Amherst, MA  01003                Director (Acting) (1985 to 1986),
Trustee                           Chairman (Acting) Department of
Date of birth: 5/10/47            General Business and Finance
                                  (1981-1982), and Assistant
                                  Professor of Finance (1977-1980),
                                  University of Massachusetts;
                                  Teaching Assistant, University of
                                  Iowa Principal Occupation (1973-
                                  1977); Financial Consultant,
                                  Ehlers and Associates (1970-
                                  1973).
PETER M. LEBOVITZ                 Director of Marketing, The
40 Richards Avenue                Managers Funds, L.P. (September
Norwalk, CT 06854                 1994 to present); Director of
Vice President                    Marketing, Hyperion Capital
                                  Management, Inc. (June 1993 to
                                  June 1994); Senior Vice President
                                  and Chief Investment Officer,
                                  Greenwich Asset Management, Inc.
                                  (April 1989 to June 1993)

DONALD S. RUMERY                  Director of Operations, The
40 Richards Avenue                Managers Funds, L.P. (December
Norwalk, CT 06854                 1994 to present)
Treasurer (Principal Financial    Vice President, Signature
and Accounting Officer)           Financial Group (March 1990 to
                                  December 1994)
                                  Vice President, The Putnam
                                  Companies (August 1980 to March
                                  1990).

KATHLEEN WOOD                     Vice President (July 1992 to
40 Richards Avenue                present) and Assistant Vice
Norwalk, CT  06854                President (August 1989 to June
Secretary                         1992), The Managers Funds, L.P.;
                                  Analyst, Evaluation Associates,
                                  Inc. (May 1986 to August 1989).
GIANCARLO (JOHN) E. ROSATI        Vice President (July 1992 to
40 Richards Avenue                Present) and Assistant Vice
Norwalk, CT  06854                President (July 1986 to June
Assistant Treasurer               1992), The Managers Funds, L.P.;
                                  Accountant, Gintel Co. (June 1980
                                  to June 1986).
                                  Portfolio Administrator, The
Peter M. McCabe                   Managers Funds, L.P. (August 1995
40 Richards Avenue                to Present); Portfolio
Norwalk, CT  06854                Administrator, Oppenheimer
Assistant Treasurer               Capital, L.P. (July 1995 to
                                  August 1995); College Student
                                  (September 1990 to June 1994).

Trustees' Compensation:
     The Trust's Disinterested Trustees receive an annual retainer of $10,000, and meeting fees of $750 for each in-person meeting attended and $200 for participating in each telephonic meeting. There are no pension or retirement benefits provided by the Trust or any affiliate of the Trust to the Trustees. The Trust does not pay compensation to its officers. The following chart sets forth the aggregate compensation paid to each Disinterested Trustee for the year-ended December 31, 1996:

                               Aggregate          Total
Compensation from
                              Compensation   Registrant and Fund
Complex
     Name of Trustee          from Trust              Paid to
Trustees
     William W. Graulty        $12,250            $12,250
     Madeline H. McWhinney      13,000             13,000
     Steven J. Paggioli         13,000             13,000
     Thomas R. Schneeweis       13,000             13,000

     As indicated above, certain of the Trust's officers also hold positions with The Managers Funds, L.P., the Manager of the Trust. All Trustees and officers as a group owned less than 1% of the shares of any of the Funds outstanding on the date of this Statement of Additional Information.


                   IV. MANAGEMENT OF THE FUNDS

     The Trust is governed by the Trustees, who provide broad supervision over the affairs of the Trust and the Funds. The Trust has engaged the services of The Managers Funds, L.P. (the "Manager") as investment manager and administrator to each of the Funds. The assets of the Funds, are managed by asset managers (each, an "Asset Manager" and collectively, the "Asset Managers") selected by the Manager, subject to the review and approval of the Trustees. The Trust has also retained the services of the Manager as administrator to carry out the day-to-day administration of the Trust and the Funds.

     The Manager recommends Asset Managers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of the Asset Managers' skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Asset Manager, and the Manager does not expect to recommend frequent changes of Asset Managers. The Trust has obtained from the SEC an order permitting the Manager, subject to certain conditions, to enter into sub-advisory agreements with Asset Managers approved by the Trustees but without the requirement of shareholder approval. At meetings held on December 5, 1994 and December 15, 1994, the shareholders of the Funds approved the operation of the Trust in this manner. Pursuant to the terms of the order, the Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Asset Managers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Asset Managers after events that under the 1940 Act and the sub-advisory agreements would be an automatic termination of the agreement. Although shareholder approval will not be required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. The Manager and its corporate predecessor have had 20 years of experience in evaluating investment advisers for individuals and institutional investors.

     The assets of each Fund are allocated by the Manager among the Asset Managers selected for that Fund. Each Asset Manager has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A part of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Asset Managers.

     Generally, no Asset Manager provides any services to any Fund except asset management and related recordkeeping services. However, an Asset Manager or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

     An Asset Manager may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to The Managers Funds, L.P. or its affiliates. The advisory agreement with each Asset Manager (each, an "Asset Management Agreement") requires the Asset Manager of a Fund to provide fair and equitable treatment to such Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the Asset Manager to give such Fund exclusive or preferential treatment.

     Although the Asset Managers make investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of an Asset Manager are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to amount between the Portfolio and the other client(s) pursuant to a formula considered equitable by the Asset Managers. In specific cases, this system could have detrimental effect on the price or volume of the security to be purchased or sold, as far as the Fund is concerned. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should be to the benefit of such Fund.

     The Board of Trustees and the Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act (the "Code"). The Code generally requires employees of the Manager to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on trading securities based on information about the Funds' trading.

                  V. FUND MANAGEMENT AGREEMENT

     The Trust has entered into a Fund Management Agreement (the
"Fund Management Agreement") with the Manager which, in turn, has entered into Asset Management Agreements with each of the Asset
Managers selected for the Funds.

     The Manager is a Delaware limited partnership. Its general partner is a corporation that is wholly owned by Robert P.
Watson, President and a Trustee of the Trust.

     Under the Fund Management Agreement, the Manager is required to (i) supervise the general management and investment of the assets and securities portfolio of each Fund; (ii) provide overall investment programs and strategies for each Fund; (iii) select and evaluate the performance of Asset Managers for each Fund and allocate the Fund's assets among such Asset Managers;
(iv) provide financial, accounting and statistical information required for registration statements and reports with the SEC; and (v) provide the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

     The Fund Management Agreement runs from year to year so long as its continuance is approved at least annually by the Trustees or by a 1940 Act majority vote of the shareholders of each Fund and those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the agreements (the "Disinterested Trustees"). Any amendment to the Fund Management Agreement must be approved by a 1940 Act majority vote of the shareholders of the relevant Fund and by the majority vote of the Trustees. The Fund Management Agreement is subject to termination, without penalty, by the Disinterested Trustees or by a 1940 Act majority vote of the shareholders of each Fund on 60 days written notice to the Manager or by the Manager on 60 days written notice to the Fund, and terminates automatically if assigned.

     The following table sets forth the annual management fee rates currently paid by each Fund to the Manager, together with the portion of the management fee that is retained by the Manager as compensation for its services, each expressed as a percentage of the Fund's average net assets. The remainder of the management fee is paid to the Asset Managers. Individual Asset Manager fees are set forth in the Prospectuses under the heading "Management of the Funds - Investment Manager," and vary, including in some cases among Asset Managers of a single Fund.

                                             Weighted Average
                                             of the Manager's
                                              portion of the
                         Total Management    Total Management
     Name of Fund              Fee                  Fee
 Income Equity Fund    0.75%                 0.375%
 Capital Appreciation  0.80%                 0.40%
 Fund
 Special Equity Fund   0.90%                 0.40%
 International Equity  0.90%                 0.40%
 Fund
 Short Government      0.20%                 0.00%
 Fund*
 Short and             0.50%                 0.25%
 Intermediate Bond
 Fund
 Intermediate          0.45%                 0.25%
 Mortgage Fund
 Bond Fund             0.625%                0.375%
 Global Bond Fund      0.70%                 0.35%

 * Reflects voluntary fee waiver by the Manager which may be modified or terminated at any time in the sole discretion of the Manager. In the absence of such waiver, the maximum total management fee payable by the Short Government Fund would be 0.45% and the weighted average of the Manager's portion of the total management fee would be 0.25%.

     The amount of each Fund's management fee that is retained by the Manager may vary for a Fund due to changes in the allocation of assets among its Asset Managers, the effect of an increase in the Fund's net asset value on the fees payable to its Asset Managers, and/or the implementation, modification or termination of voluntary fee waivers by the Manager and/or one or more of the Asset Managers. Given the asset management arrangements currently in effect, the Manager's portion of the Income Equity Fund and the Short Government Fund's total management fees would not exceed 0.40% and 0.25%, respectively.

     During the fiscal years ended December 31, 1994, 1995 and 1996, the Funds paid the following fees to the Manager under the Fund Management Agreement and the Manager paid the following fees to each Asset Manager under the Asset Management Agreements:

                            January 1, 1996-          January 1, 1995-
                           December 31, 1996        December 31, 1995


                                Approxi-   Fee            Approxi-  Fee
                                 mate    Paid to           mate   Paid to
                                  Fee     Asset             Fee    Asset
                          Fee   Retaine  Manager   Fee    Retaine Manager
  Name of Fund/Asset    Paid to  d by      by    Paid to   d by     by
       Manager          Manager Manager  Manager Manager  Manager Manager
                                           /1                       /1                 /1
Capital Appreciation    $       $                $635,588  $318,716
Fund
Dietche & Field                                                     $156,119                   $163,85
Advisers, Inc.                                                                                 0
Husic Capital                                                           N/A                       N/A
Management/2

Income Equity Fund                                $299,824  $150,564

Scudder, Stevens &                                                   $74,220                   $83,842
Clark, Inc.
Spare, Kaplan, Bischel                                               $75,039                   $85,108
&
     Associates

Special Equity Fund                               $977,869  $435,343

Liberty Investment                                                    $187,691
Management
     Inc.
Pilgrim Baxter &                                                      $190,981
Associates/6
Westport Asset                                                        $163,854
Management, Inc.

International Equity                               $948,514  $422,512
Fund
Lazard Freres & Co/7                                                  $215,232

Scudder, Stevens &                                                    $310,770
Clark, Inc.

Short Government Fund                              $15,835      N/A

Jennison Associates                                                   $15,835
Capital
     Corp/3

Short and Intermediate                             $128,25  $64,209
Bond Fund
Standish, Ayer & Wood                                                 $34,464                   $84,716


Intermediate Mortgage                              $214,141  $118,967          $646,91 $439,61
Fund
Jennison Associates                                                   $95,174                   $23,470
Capital
     Corp/4

                        January 1, 1994-December 31, 1994
                        ---------------------------------
                                                        Fee Paid
                                           Approximate  to Asset
                           Fee Paid       Fee Retained   Manager by
Name of Fund/Asset Manager to Manager       by Manager    Manager/1
-------------------------- ----------       -----------  -----------
CAPITAL APPRECIATION FUND $669,940          $335,074
Dietche & Field Advisers,
         Inc.                                             $163,850
Husic CapitalManagement/2                                   N/A

INCOME EQUITY FUND        $339,061          $170,110
Scudder, Stevens & Clark, Inc.                            $83,842
Spare, Kaplan, Bischel &
   Associates                                             $85,108

SPECIAL EQUITY FUND       $972,495          $468,413
Liberty Investment Management
    Inc.                                                  $194,588
Pilgrim Baxter & Associates/6                             $33,634
Westport Asset Management, Inc.                           $160,027

INTERNATIONAL EQUITY FUND $728,272          $323,639
Lazard Freres & Co./7                                     N/A
Scudder, Stevens & Clark, Inc.                            $404,633

SHORT GOVERNMENT FUND     $197,692          $109,438
Jennison Associates Capital
   Corp./3                                                 $2,338

SHORT & INTERMEDIATE BOND FUND
                          $433,531           $217,375
Standish, Ayer & Wood, Inc.                                $84,716

INTERMEDIATE MORTGAGE FUND$646,916           $439,614
Jennison Associates Capital
   Corp./4                                                 $23,470









                            January 1, 1996-     January 1, 1995-
                           December 31, 1996      Decemeber 31, 1995

                                Approxi-   Fee            Approxi-  Fee
                                 mate    Paid to           mate   Paid to
                                  Fee     Asset             Fee    Asset
                          Fee   Retaine  Manager   Fee    Retaine Manager
  Name of Fund/Asset    Paid to  d by      by    Paid to   d by     by
       Manager          Manager Manager  Manager Manager  Manager Manager
                                           /1                       /1
Bond Fund                     $       $          $162,59  $97,557
                                                       4
Loomis, Sayles &                               $                  $65,037
Company, Inc.

Global Bond Fund              $       $          $86,482  $43,466
Rogge Global                                   $                  $43,016
Partners/5


1/Does not reflect payments made to asset managers whose relationship with a Fund has been terminated.
2/ Portfolio manager hired during 1996.
3/Portfolio manager hired during 1994. Reflects waiver of a portion of management fees by the Manager. In the absence of such waiver, the Manager would have received an additional $29,861, $19,793 and $_____for the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, respectively.
4/Portfolio manager hired during 1994. Reflects waiver of a portion of management fees by the Manager. In the absences of such waiver, the Manager would have received an additional $115,723 and $130,528 for the fiscal years ended December 31, 1994 and December 31, 1993, respectively.
5/Fund commenced operation during 1994.
6 Portfolio manager hired during 1994.
7/Portfolio manager hired during 1995.




          Voluntary Fee Waivers and Expense Limitation

     From time to time, the Manager may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Manager may waive all or a portion of its fee for a number of reasons such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from (i)Ea reallocation of Fund assets among Asset Managers, (ii)Enegotiation by the Manager of a lower fee payable to an Asset Manager, or (iii)Ea voluntary waiver by an Asset Manager of all or a portion of the fees it would otherwise be entitled to receive from the Manager with respect to the Fund. The Manager may also decide to waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables above and in the Illustrative Expense Information located in the front of the Prospectuses of the Equity Funds and the Income Funds. Voluntary fee waivers by the Manager or by any Asset Manager may be terminated or reduced in amount at any time and solely in the discretion of the Manager or Asset Manager concerned. Shareholders will be notified of any change on or about the time that it becomes effective.

                   VI. ASSET MANAGER PROFILES

     The Asset Managers for each Fund are set forth in the respective Prospectuses. Assets of each of the Equity Funds are currently allocated among more than one Asset Manager to provide diversification among investment strategies. However, not all Asset Managers with whom Asset Management Agreements are in effect will be funded at all times. As of the date of this Statement of Additional Information, the following are the Asset Managers for each Fund. These Asset Managers have no affiliations with the Funds or with the Manager.

     The following information regarding the names of all controlling persons of each Asset Manager and the basis of such control has been supplied by such Asset Manager.

                       INCOME EQUITY FUND

SPARE, KAPLAN, BISCHEL & ASSOCIATES

     The firm is owned 95% by the ten principals (Anthony E.
Spare,  Kenneth J. Kaplan, Andrew W. Bischel, James G. McCluskey,
Mark E. McKee, Susan L. Grivas, Shelley H. Mann, Jerome J.
Paolini, Giri Bogavelli and Lesley R. Zimmer) and 5% by outside investors.


SCUDDER, STEVENS & CLARK, INC.

     Scudder, Stevens & Clark, Inc. is a privately-held Delaware corporation. Daniel Pierce is the Chairman of the Board and Edmond D. Villani is the President of Scudder. Stephen R. Beckwith, Lynn Birdsong, Nicholas Bratt, Cuyler W. Findlay, Jerard K. Hartman, Douglas M. Loudon, John T. Packard, Juris Padegs, Cornelia M. Small, O. Robert Theurkauf, and David B. Watts are the other members of the Board of Directors of Scudder. The principal occupation of each of the above named individuals is serving as a Managing Director of Scudder.

     All of the outstanding voting and non-voting securities of Scudder are held of record by Stephen R. Beckwith, Daniel Pierce,
O. Robert Theurkauf and Edmund D. Villani in their capacity as representatives (the "Representatives") of the beneficial owners of such securities, pursuant to a Security Holders' Agreement among Scudder, the beneficial owners of securities of Scudder, and the Representatives. Pursuant to such Security Holders' Agreement, the Representatives have the right to reallocate shares among the beneficial owners from time to time. Such reallocation will be at net book value in cash transactions. All Managing Directors of Scudder own voting and non-voting stock; all Principals own non-voting stock.

                    CAPITAL APPRECIATION FUND

HUSIC CAPITAL MANAGEMENT

     The firm is was formed in 1986 as a limited partnership which is 100% owned by Frank J. Husic.


DIETCHE & FIELD ADVISERS, INC.

     Dietche & Field Advisers, Inc. was formed in November 1984 and is owned by employees of the firm.


                       SPECIAL EQUITY FUND

LIBERTY INVESTMENT MANAGEMENT, INC.

     Liberty Investment Management, Inc. is a  100% owned by
Herbert E. Ehlers.


PILGRIM BAXTER & ASSOCIATES

     Pilgrim Baxter & Associates is owned by United Asset
Management, a public company.


WESTPORT ASSET MANAGEMENT, INC.

     Westport Asset Management, Inc. is owned by Andrew J. Knuth
(5l%) and by Ronald H. Oliver (49%), each of whom is active as a portfolio manager/analyst.

                    INTERNATIONAL EQUITY FUND

SCUDDER, STEVENS & CLARK, INC.
(See INCOME EQUITY FUND)

LAZARD, FRERES & CO.

     Lazard, Freres & Co. is a New York general partnership founded in 1848. The general partners are Norman Eig, Herbert W.
Gullquist, Eduardo Haim, Robert P. Morgenthau, John R. Reese,
John R. Reinsberg and Alexander E. Zagoreos.


                      SHORT GOVERNMENT FUND

JENNISON ASSOCIATES CAPITAL CORP.

     Jennison Associates Capital Corp. is a wholly-owned subsidiary of The Prudential Securities Company of America.


                SHORT AND INTERMEDIATE BOND FUND

STANDISH, AYER & WOOD, INC.

     Edward H. Ladd, Director and Chairman, George W. Noyes, Director and President, and Dolores S. Driscoll, Managing Director and Vice President, each owns more than 10% of the outstanding voting securities of Standish. Davis B. Clayson, Managing Director and Vice President, David W. Murray, Director, Treasurer and Vice President, Richard C. Doll, Director and Vice President, Maria D. O'Malley, Director and Vice President, and Richard S. Wood, Director, Vice President and Secretary, each own more than 5% of the outstanding voting securities of Standish. Caleb F. Aldrich, Nicholas S. Battelle, Walter M. Cabot, David H. Cameron, Karen K. Chandor, Lawrence H. Coburn, James E. Hollis, III, Laurence A. Manchester, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, James J. Sweeney and Ralph S. Tate are each a Director and Vice President of Standish. Each owns less than 5% of the outstanding voting securities of Standish.


                   INTERMEDIATE MORTGAGE FUND

JENNISON ASSOCIATES CAPITAL CORP.
(See SHORT GOVERNMENT FUND)


                            BOND FUND

LOOMIS, SAYLES & COMPANY, INC.

     The New England owns 92% of Loomis, Sayles (which operates independently) with the remaining 8% owned by about 70 professionals.

                        GLOBAL BOND FUND

ROGGE GLOBAL PARTNERS, INC.

     Rogge Global Partners, Inc. is owned by United Asset
Management, a public company.


     VII. ADMINISTRATIVE SERVICES; DISTRIBUTION ARRANGEMENTS

     The Trust has also retained the services of The Managers
Funds, L.P. as administrator (the "Administrator").

     The Managers Funds, L.P. also serves as distributor (the "Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually if specifically approved by the Trustees or by a vote of the Trust's outstanding shares, including a majority of the Trustees who are not "interested persons" of the Trust or the respective Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

             VIII. PORTFOLIO SECURITIES TRANSACTIONS

     The Asset Management Agreements between the Manager and the Asset Managers provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each Asset Manager is to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets, and that in assessing the best net price and execution available to the applicable Fund, the Asset Manager shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, the Asset Managers, in selecting brokers to execute particular transactions and in evaluating the best net price and execution available, are authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), provided by the broker. The Asset Managers are also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Asset Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Asset Manager exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Asset Manager. The Funds may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by each Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to each Fund of using particular brokers or dealers. It is possible that certain of the services received by the Asset Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Asset Managers.

     The fees of the Asset Managers are not reduced by reason of their receipt of such brokerage and research services.
Generally, no Asset Manager provides any services to any Fund except portfolio investment management and related record-keeping services. However, an Asset Manager for a particular Fund or its affiliated broker-dealer may execute portfolio transactions for such Fund and receive brokerage commissions for doing so in accordance with Section 17(e) of the 1940 Act and the procedures adopted by the Trustees in accordance with the rules thereunder. An Asset Manager for a Fund or its affiliated broker-dealers may not act as principal in any portfolio transaction for any Fund with which it is affiliated.

     In allocating portfolio transactions for a Fund among several broker-dealers, an Asset Manager may, but is not required to, take into account any sales of shares of that Fund by the broker-dealer or by an affiliate of the broker-dealer.

     For the fiscal year ended December 31, 1996, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions was $___ for the Income Equity Fund, $____ for the Capital Appreciation Fund, $_____ for the Special Equity Fund, and $___ for the International Equity Fund. For the fiscal year ended December 31, 1995, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions were $69,964 for the Income Equity Fund, $283,673 for the Capital Appreciation Fund, $119,418 for the Special Equity Fund and $421,365 for the International Equity Fund. For the fiscal year ended December 31, 1994, the aggregate brokerage commissions paid by each of the Funds incurring any such commissions were $73,083 for the Income Equity Fund,$276,975 for the Capital Appreciation Fund, $117,854 for the Special Equity Fund $109,595 and for the International Equity Fund.

     During the fiscal year ended December 31, 1995, the Capital Appreciation Fund paid brokerage commissions totaling $41,584 to Fahnestock & Co.("Fahnestock"), an affiliated broker-dealer of Hudson Capital Advisers which then served as an Asset Manager. Effective September 1996, Husic Capital Management replaced Hudson Capital Advisers as an Asset Manager for this Fund.
During the fiscal year ended December 31, 1994, the Capital Appreciation Fund paid brokerage commissions totaling $69,584 to Fahnestock. During the fiscal year ended December 31, 1993, the Capital Appreciation Fund paid brokerage commissions totaling $60,366 to Fahnestock. The brokerage commissions paid to Fahnestock by the Capital Appreciation Fund represented 15% of the total brokerage commissions paid by those funds during the fiscal year ended December 31, 1995; 25% during the fiscal year ended December 31, 1994; and 33% during the fiscal year ended DecemberE31,E1993. Such commissions were paid in connection with portfolio transactions the dollar amount of which represented 16%, 22% and 16%, respectively, of the aggregate dollar amount of all portfolio transactions involving the payment of commissions by the Fund during those fiscal years. Brokerage commissions were paid to Fahnestock in compliance with procedures established by the Trustees, pursuant to which the commissions were determined to be comparable to commissions charged by other brokers for similar transactions and by Fahnestock to similarly situated clients.

                       IX. NET ASSET VALUE
;
     The net asset value of the shares of each Fund is determined each day on which the New York Stock Exchange ("NYSE") is open for trading (a "Pricing Day"). The weekdays that the NYSE is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Assets of the Funds are valued as follows:

     Equity securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities principally are traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, on the basis of the last bid price on such principal exchange prior to the close of trading on the NYSE. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined by the Asset Manager to be the primary market for such security. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith by the Asset Manager pursuant to procedures established by the Trustees.

     Fixed-income securities generally are valued at the last quoted bid price prior to the close of trading on the NYSE. Fixed-income securities for which quoted prices are not readily available will be valued at fair market value, as determined in good faith by the Asset Manager pursuant to procedures established by the Trustees. Certain foreign fixed-income securities are valued at the last quoted sale price

     Trading of securities owned by a Fund, particularly the International Equity Fund and Global Bond Fund, for which the principal trading market is a foreign securities exchange may occur on days other than Pricing Days. Accordingly, the values of securities in a Fund's portfolio may be subject to changes on such days, which changes would not be reflected in the Fund's net asset value until the next Pricing Day. In addition, trading on foreign securities exchanges may not take place on all Pricing Days. Generally securities traded on foreign securities exchanges will be valued for net asset value purposes at the close of the principal exchange on which they are traded, which may not be the same time that the Fund's net asset values are determined. If an event occurs after the close of a principal exchange that is likely to affect the valuation of a particular security trading on that exchange, such security may be valued at fair value, as determined in good faith by the Asset Manager pursuant to procedures established by the Trustees.

     For purposes of determining the net asset value of any Fund which holds non-dollar denominated portfolio instruments, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the International Equity Fund, and Global Bond Fund may enter into forward foreign currency exchange or futures contracts, which will also have the effect of limiting any such gains. See "Other Information--Foreign Currency Exchange Contracts."

                       X. TAX INFORMATION

     Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, a RIC must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities, options, futures, forward contracts and certain investments in foreign currencies held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income ("Investment Company Taxable Income") each year, as well as 90% of its net tax-exempt interest income; (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the RIC's total assets and 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the RIC controls and which are engaged in the same, similar or related trades and businesses.
In any year in which a RIC distributes 90% of its Investment Company Taxable Income and 90% of its net tax-exempt interest income, it will not be subject to corporate income tax on amounts distributed to its shareholders.

     If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

     If for any taxable year a Fund complies with certain requirements, then some or all of the dividends (excluding capital gain distributions) payable out of income of the Fund that are attributable to dividends received from domestic corporations may qualify for the 70% dividends-received deduction available to corporations.

     Ordinary income distributions and distributions of net realized short-term capital gains to shareholders who are liable for federal income taxes will be taxed as ordinary dividend income to such shareholders. Distributions of net long-term capital gains to such shareholders are taxable as long-term capital gains regardless of how long such shareholders have held shares of a Fund. These provisions apply whether the dividends and distributions are received in cash or accepted in shares.
Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such six-month period. No loss will be allowed on the sale of shares of a Fund to the extent the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

     Dividends and other distributions by any Fund may also be subject to state and/or local taxes. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in a Fund. Additionally, shareholders who are foreign persons should consult with their own tax advisers concerning the foreign tax consequences of investing in a Fund.

     All of the Funds except for International Equity Fund may invest in futures contracts or options. Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end gain or loss. The use of section 1256 contracts may force a Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

     Certain Funds may invest in obligations (such as zero coupon bonds) which are issued with original issue discount ("OID"). Under the code, OID is accrued even in the absence of cash payments. Accordingly, such Funds may be required to sell some of their assets in order to satisfy the distribution requirements applicable to RICs.

     Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts generally will be treated as ordinary income or loss.

     Certain hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The 30% limit on gains from the sale of certain assets held for less than three months and the diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options, futures contracts or options on futures contracts.

     The International Equity, Global Bond, Bond, Short and Intermediate Bond and Short Government Funds may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stock or securities in foreign corporations, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to, such foreign income taxes. It should be noted that only shareholders who itemize deductions may deduct foreign income taxes paid by them.

     Shareholders of each Fund will be notified each year of the amounts and tax status of dividends and distributions from their Fund. The notification will contain information for corporate shareholders of the Funds that are subject to federal income taxation of the extent to which, if any, the dividends paid by each Fund qualify for a deduction for dividends received. Despite such notification, the dividends-received deduction will not be available if the corporate shareholder has held shares of a Fund for less than 46 days and will be reduced to the extent that the acquisition of the shares was financed with indebtedness.

     Under the federal income tax law, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from all redemptions of shares except in the case of certain exempt shareholders. Under the backup withholding provisions of the Code, such distributions and redemption proceeds may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or with respect to those shareholders whom the Internal Revenue Service notifies the Funds of certain other non-compliance. If these withholding provisions are applicable, any distributions to, and proceeds received by, shareholders, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

     The Code imposes a four percent nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified under such tax law. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax although it may not be possible for the Funds to avoid this tax in all instances.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The above discussion covers only Federal income tax considerations with respect to the Funds and their shareholders. Foreign, state and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the Federal, foreign, state, and local tax treatment of each Fund's shareholders and with respect to their own tax situation.

 XI. CUSTODIAN, TRANSFER AGENT AND INDEPENDENT PUBLIC ACCOUNTANT

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, as Custodian for all the Funds, is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when any of the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange
Commission.

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, serves as the Transfer Agent for each of the Funds.

     Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts 02109, is the independent public accountant for each of the Funds.

    XII. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of January 28, 1997, Resource Bank "controlled" (within the meaning of the 1940 Act i.e., owned in excess of 25% of the shares of) the Capital Appreciation Fund and Charles Schwab & Co. "controlled" the Special Equity Fund. An entity which "controls" a particular Fund could have effective voting control over the operations of that Fund.

     The following chart identifies those shareholders of record on Janauary 28, 1997 holding 5% or more of the outstanding shares of any of the Funds. Certain of these shareholders are omnibus processing organizations.

Income Equity Fund

     Huntington National Bank, Columbus, Ohio (18%)
     Charles Schwab & Co., Inc., San Francisco, California (16%)

Capital Appreciation Fund

     Resource Bank, Minneapolis, Minnesota (30%)

Special Equity Fund

     Huntington National Bank, Columbus, Ohio (14%)
     Resource Bank, Minneapolis, Minnesota (12%)
     Charles Schwab & Co., Inc., San Francisco, California (27%)


International Equity Fund

     Huntington National Bank, Columbus, Ohio (7%)
     Resource Bank, Minneapolis, Minnesota (12%)
     Charles Schwab & Co., Inc., San Francisco, California (21%)

Short Government Fund

     C.E. Broom, New London, New Hampshire (7%)

Short and Intermediate Bond Fund

     Huntington National Bank, Columbus, Ohio (5%)

Intermediate Mortgage Fund

     Roman Catholic Diocese, Syracuse, New York (7%)
     Huntington National Bank, Columbus, Ohio (5%)

Bond Fund

     Charles Schwab & Co., Inc., San Francisco, California (12%)


     All shareholders are entitled to one vote for each share held. There is no cumulative voting. Accordingly, the holder or holders of more than 50% of the shares of the Trust would be able to elect all the Trustees. With respect to the election of Trustees and ratification of accountants the shareholders of separate Funds vote together; they generally vote separately by Fund on other matters.


                     XIII. OTHER INFORMATION

     Following is a description of various financial instruments and other terms referred to in the prospectus and statement of additional information.

     Asset-Backed Securities -- Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, have been securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of states and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.

     Bankers Acceptances -- Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Eurodollar bankers acceptances are U.S. dollar denominated bankers acceptances "accepted" by foreign branches of major U.S. commercial banks.

     Cash Equivalents -- Cash equivalents include certificates of deposit, bankers acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit -- Certificates of deposit are issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper -- Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company which matures in less than nine (9) months. Eurodollar commercial paper refers to notes payable by European issuers in U.S. dollars.

     Covered Call Options -- The Equity Funds, other than the International Equity Fund each may write covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. The Income Funds each may write covered call options on individuals bonds and on interest rate futures contracts. With the exception of the Short Government Fund and the Intermediate Mortgage Fund, all written call options must be listed on a national securities exchange or futures exchange. The Short Government Fund and the Intermediate Mortgage Fund may write unlisted options in negotiated transactions. (See "Dealer Options and "Puts and Calls".) The Funds will not change these policies until this Statement of Additional Information has been appropriately supplemented, and existing shareholders will be notified of such a change in the next regular report to them.

     A call option is a short-term contract (ordinarily having a duration of nine months or less) which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security, financial instrument, index or futures contract at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security, financial instrument, index or futures contract during the option period. A call option is "covered" if the Fund writing the option owns, (or has the immediate right to acquire without the payment of additional consideration), the underlying security or financial instrument, owns financial instruments whose returns are closely correlated with the financial instruments on which the option is written or segregates with the Custodian sufficient cash and/or short-term high quality securities to meet its obligations under the call.

     In order to terminate its obligation under an outstanding option which it has written, a Fund may make a "closing purchase transaction" i.e., purchase a call option on the same financial instrument, index or futures contract with the same exercise price and the same expiration date. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more, respectively, than the amount received from the sale thereof. A Fund may not effect a closing purchase transaction with respect to a written option after it has been notified of the exercise of the option. When a security, financial instrument, index or futures contract underlying a covered call option is sold from a Fund's portfolio, the Fund must effect a closing purchase transaction so as to close out any existing covered call option on that security, financial instrument, index or futures contract. A closing purchase transaction may be made only on an exchange which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not be able to sell the underlying security, financial instrument, index or futures contract until the option expires.

     The writing of option contracts is a highly specialized activity which involves investment techniques and risks different than those ordinarily associated with investment companies. A Fund pays brokerage commissions in connection with writing covered call options (or covered put options as discussed below) and effecting closing purchase transactions, as well as for purchases and sales of the underlying security, financial instrument, index or futures contract. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying security, financial instrument, index or futures contract appreciate. See "Portfolio Turnover."

     Covered Put Options -- The Equity Funds, except for the International Equity Fund, may write covered put options on individual stocks, equity indices and equity index futures contracts. The Income Funds, may write covered put options on individual bonds and on interest rate futures contracts.

     A put option is a short-term contract (ordinarily having a duration of nine months or less) which gives the purchaser of the option, in return for a premium paid, the right to sell, and the writer the obligation to buy, the underlying security, financial instrument, index or futures contract at the exercise price at any time prior to the expiration of the option, regardless of the market price of the financial instrument, index or futures contract during the option period. A put option is "covered" if the Fund writing the option segregates with the Custodian sufficient cash and/or short-term high quality securities to meet its obligations under the put (or holds a put option on the same underlying security or financial instrument at an equal or greater exercise price with the same expiration date). The writer of a put option assumes the risk of a decrease in the value of the underlying security, financial instrument, index or futures contract. If such a decrease occurred, the option could be exercised and the underlying security, financial instrument, index or futures contract would then be sold to the writer at a price higher than its then current market value.

     A Fund may enter into closing purchase transactions on put options i.e., purchase a put option on the same financial instrument, index or futures contract with the same exercise price and the same expiration date. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a put option is less or more than the amount received from the sale thereof. A Fund may not effect a closing purchase transaction with respect to a written option after it has been notified of the exercise of the option. When the security, financial instrument, index, or futures contract underlying a covered put option is sold from the Fund's portfolio, the Fund must effect a closing purchase transaction to close out any existing put option on that security or other instrument. A closing purchase transaction may be made only on an exchange which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.

     Dealer Options -- Also known as OTC options, these are puts and calls for which the strike price, expiration and premium are privately negotiated. See "Other Information -- Puts and Calls." The Short Government Fund and the Intermediate Mortgage Fund may engage in dealer options, but only with major financial institutions who are member banks of the Federal Reserve System and approved as primary dealers in United States government securities by the Federal Reserve Bank of New York, and whose creditworthiness and financial strength are judged by the Asset Manager to be at least as good as that of financial institutions to which the Fund may loan portfolio securities. See "Other Information -- Loan Transactions."

     Equity Index Futures Contracts -- The Capital Appreciation Fund, Income Equity Fund and Special Equity Fund may enter into equity index futures contracts. An equity index futures contract is an agreement by the Fund to buy or sell an index relating to equity securities at a specified date and price. No payment is made when the Fund buys a futures contract and neither the index nor any securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment is made when the contract expires unless an offsetting transaction has been entered into. Equity index futures contracts will be used only as a hedge against anticipated changes in the level of stock prices or otherwise to the extent transactions permitted to entities exempt from the definition of the term commodity pool operator. See "Investment Restrictions."

     Eurodollar Bonds -- U.S. dollar-denominated bonds or debentures issued outside the United States.

     European Currency Unit Bonds -- The European Currency Unit ("ECU") is a basket of European currencies consisting of specified amounts of the currencies of ten members of the European community. The ECU is used by members as their budgetary currency to determine official claims and debts. It fluctuates with the daily exchange rate changes of the constituent currencies. The ECU is now defined by the following ten currencies: German Deutschmark, British Pound, French Franc, Italian Lira, Dutch Guilder, Belgian Franc, Luxembourg Franc, Finish Kroner, Irish Pound, and Greek Drachma. ECU bonds are bonds or debentures denominated in ECUs.

      Foreign Currency Exchange Transactions -- The value of the assets of the International Equity Fund, Global Bond Fund, and the value of any foreign securities of other Funds, will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and such Funds may incur costs in connection with conversions between various currencies.

        The Funds will not hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. Each Fund may enter into currency exchange transactions at the time of purchase or sale of a security by buying or selling a currency on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Alternatively, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to fix the expected cost or proceeds of the transaction relative to another currency through forward contracts to purchase or sell foreign currencies ("forward contracts").

      A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon the parties, at a price set at the time of the contract. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Custodian will segregate cash or marketable securities in an amount not less than the value of each Fund's total assets committed to forward contracts. If the value of the securities segregated declines, additional cash or securities will be added on a daily basis, i.e, "marked to market," so that the segregated amount will not be less than the amount of each Fund's commitments with respect to such contracts. Generally, the Funds will not enter into forward contracts with a term of greater than 90 days.

      At the maturity of a forward contract, a Fund may either accept or deliver the foreign currency or may terminate the obligation under the forward contract by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to sell or purchase, on the same maturity date, the same amount of the foreign currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. For example, should currency prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should currency prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract with respect to the foreign currency.

      To the extent that a Fund enters into foreign currency futures contracts, it will be subject to similar risk considerations. For more information concerning futures contracts, see "Certain Securities and Investment Techniques and Related Risks -- Hedging Techniques -- Futures Contracts" in the Prospectuses.

     The forecasting of currency movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a hedging transaction. For example, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

      Foreign currency exchange transactions do not eliminate fluctuations in the underlying prices of the securities. They simply establish rates of exchange for some future point in time. Additionally, although such transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      The International Equity Fund does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund would have more than 25% of the value of its respective total assets committed to such contracts. The other Funds, except for the Global Bond Fund, do not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund would have more than 5% of the value of its total assets committed to such contracts. The Funds, except for the Global Bond Fund, will also not enter into forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Global Bond Fund may enter into forward contracts, unless, as a result, more than 50% of value of the Fund's total assets would be committed to such contracts.

     Interest Rate Futures Contracts -- The Income Funds may enter into interest rate futures contracts. An interest rate futures contract is an agreement by the Fund to buy or sell fixed-income securities at a specified date and price. No payment is made when the Fund buys a futures contract and no securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment or delivery is made when the contract expires unless an offsetting transaction has been entered into. Futures contracts will be used only as a hedge against anticipated interest rate changes or otherwise to the extent permitted to entities exempt from the definition of the term commodity pool operator. See "Investment Restrictions."

     Inverse Floating Obligations -- These are variable rate securities on which interest rates typically decline as market rates increase and increase as market rates decline. The Funds typically purchase such issues directly from the issuing agency. The market for such obligations is liquid to the extent of the active participation in the secondary market of securities dealers and a variety of investors.

     Loan Transactions -- Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other securities transactions. Loans of portfolio securities of a Fund will be made (if at all) in strictest conformity with applicable federal and state rules and regulations. The purpose of a loan transaction is to afford a Fund the opportunity to continue to earn income in addition to the income on the securities loaned.

     The Trustees understand that it is the current view of the staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended by the Trustees from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Trustees to be of good standing and will not be made unless, in the judgment of the Fund's Asset Manager made pursuant to standards adopted by the Trustees, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral acquired through loan transactions may be invested in any obligation in which the applicable Fund is authorized to invest in accordance with its investment objectives. The investment of the cash collateral in other obligations subjects that investment as well as the security loaned to market forces, i.e., capital appreciation or depreciation, just like any other portfolio security.

     Mortgage-Related Securities -- Mortgage-related securities or pass-throughs are certificates issued by governmental, government-related and private organizations which are backed by pools of mortgage loans. These mortgage loans are made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others to residential home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments which in effect are a "pass-through" of the monthly payments of principal and interest made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association
(GNMA), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks, and the Federal National Mortgage Association (FNMA), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to the GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

     (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no even later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, securities dealers and a variety of investors.

     (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guaranty is solely the obligation of the FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

     (4) Mortgage-related securities issued by private organizations. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. Certain Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Asset Manager of the Fund determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the mortgages in the underlying pool of mortgages.

     Municipal Bonds -- For purposes of the investment restrictions set forth in the section entitled "Investment Restrictions," the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Asset Manager on the basis of the characteristics of the obligation as either general obligation, revenue or industrial development bonds, the most significant of which is the source of the funds for the payment of principal and interest on such securities.

     Although the Funds do not currently invest more than 25% of their assets in municipal bonds issued by public housing authorities, state and local housing finance authorities, and municipal utilities systems and industrial development and pollution control bonds, they may do so at some point in the future. Since such municipal bonds are not general obligations of the issuer, they may be more subject to political and economic changes which may impair their ability to make interest and principal payments.

     The liquidity of lease rental obligations will be determined based on a variety of factors which may include, among others:
(1)Ethe frequency of trades and quotes for the obligation;
(2)Ethe number of dealers willing to purchase or sell the security and the number of other potential buyers; (3)Ethe willingness of dealers to undertake to make a market in the security; (4)Ethe nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; and (5)Ethe rating assigned to the obligation by an established rating agency or the Asset Manager.

     Generally, industrial development bonds are not backed by the credit of any governmental or public authority. The Funds may invest in uncollateralized industrial development bonds which the Asset Manager has determined to be of a quality equivalent to bonds rated not less than A by Moody's or Standard & Poor's. The Funds may invest in industrial development bonds collateralized by letters of credit issued by banks having stockholders' equity in excess of $100 million as of the date of their most recently published statement of financial condition. The Funds may also invest in variable rate industrial development bonds, most of which permit the holder thereof to receive the principal amount on demand upon seven days notice.

     Municipal notes include Tax Anticipation Notes, issued to finance working capital needs of municipalities; Revenue Anticipation Notes, issued in expectation of receipt of other types of revenue; Bond Anticipation Notes, issued to provide interim financing until long-term bond financing can be arranged; Construction Loan Notes, sold to provide construction financing; and Tax-Exempt Commercial Paper, a short-term obligation with a stated maturity of 365 days or less issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. The Funds may invest in municipal bonds carrying a guarantee or insured by the U.S. government as to the payment of principal and interest, or which are fully collateralized by an escrow of U.S. government securities. Such collateralized bonds are commonly known as defeasance bonds.

     Obligations of Domestic and Foreign Banks -- Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

     Puts and Calls -- In addition to writing covered call options and covered put options, and engaging in closing purchase transactions with respect thereto as described above, the Equity Funds, other than the International Equity Fund may purchase options on individual stocks, equity indices and equity index futures contracts and the Income Funds may purchase options on individual bonds and on interest rate future contracts. A put option (sometimes called a "standby commitment") gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a financial instrument or index or futures contract on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a financial instrument, index or futures contract on or before a fixed date, at a predetermined price.

     A Fund may purchase put and call options to provide protection against the adverse affects of changes in the general level of prices in the markets in which the Fund operates. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the financial instrument, index or futures contract increased by an amount in excess of the premium paid. It would realize a loss if the price of the financial instrument, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the financial instrument, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the financial instrument, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would then represent a realized loss to the Fund.

     The Fund may dispose of an option which it has purchased by entering into a "closing sale transaction" with the writer of the option. A closing sale transaction terminates the obligation for the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more or less than the cost of the option.

     Ratings of Commercial Paper -- Commercial paper rated A-1 by Standard & Poor's Ratings Group ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position with the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation for the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earning over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Ratings of Debt Instruments -- The four highest ratings of Moody's for debt instruments: Aaa, Aa, A, and Baa are considered to be investment grade. Debt rated Aaa is judged by Moody's to be of the best quality. Debt rated Aa is judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than the best debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Debt which is rated A by Moody's possesses many favorable investment attributes and is considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated debt are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt that is rated Baa is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well. Debt that is rated Ba is judged to have speculative elements and a future which cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     The four highest ratings (investment grade) of S&P for debt instruments are AAA, AA, A, and BBB. Debt rated AAA has the highest rating assigned by S&P to an obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Debt rated A has a strong capacity to pay principal and interest, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Debt rated BBB is considered on the borderline between definitely sound obligations and obligations where the speculative element begins to predominate. Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among the bonds deemed to be speculative.

          The Bond Fund and the Short and Intermediate Bond Fund may each invest without limitation in debt securities that are rated as low as BB by S&P or Ba by Moody's. Such securities are frequently referred to as "junk bonds." Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity ("market risk"). Junk bonds are more likely to react to developments affecting market and credit risk than are more highly-rated securities, which react primarily to movements in the general level of interest rates.

          Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of a Fund's portfolio may decline proportionately more than a portfolio consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing bonds.

     During the fiscal year ended December 31, 1996, the weighted average ratings of the debt obligations held by the Bond Fund and the Short and Intermediate Bond Fund, expressed as a percentage of each Fund's total investments, were as follows:

                       Percentage of Total Investments of:

                                               Short and
                                              Intermediate
  Ratings                Bond Fund             Bond Fund
 Government and
 AAA/Aaa                     %                     %
 AA/Aa                        %                    %
 A/A                         %                     %
 BBB/Baa                     %                     %
 BB/Ba                                             %

     Repurchase Agreements -- Pursuant to guidelines approved and periodically reviewed by the Trustees, a Fund may enter into repurchase agreements with such banking institutions and securities dealers as have been approved by the Trustees. A Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. A repurchase agreement, which provides a means for the Fund to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security ("Government Obligation") and the seller agrees, at the time of sale, to repurchase the Government Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund, together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Government Obligation subject to the repurchase agreement. Government Obligations will be held by the Custodian or in the Federal Reserve Book Entry System. For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Government Obligation subject to the repurchase agreement. The Funds' investment restriction which limits lending by the Funds specifically exempts repurchase transactions. It is not clear whether a court would consider the Government Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Government Obligation before the repurchase of the Government Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Government Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Government Obligation, the Fund may be required to return the Government Obligation to the seller's assets and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Trustees seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Government Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Government Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Government Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Government Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. The seller may not be contractually bound to deliver additional securities.

     In addition to repurchase agreements with respect to U.S.
Government Obligations described above, the Intermediate Mortgage
Fund may also invest in repurchase agreements pertaining to the types of securities in which it may invest.

     Rights and Warrants -- Rights are short-term warrants issued in conjunction with new stock issues. Warrants give the holder the right to purchase an issuer's securities at a stated price during a stated term. The Funds' ability to invest in rights and warrants is limited by their operating policies--see "Investment Restrictions."

     Short Sales -- When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security. The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. government securities or liquid high-grade debt obligations acceptable to the broker.

     If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

     U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities that differ only with respect to their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

     U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian-American Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert or claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Variable Rate Securities -- Variable rate securities are debt securities which have no fixed coupon rate. The amount of interest to be paid to the holder typically is contingent upon another specified rate, such as the yield on 90-day Treasury bills. Variable rate securities may also include debt with an interest rate which resets in the opposite direction of the rate of the index upon which it is contingent. See "Other Information
- Inverse Floating Obligations."

     "When-Issued" Securities--Certain of the Funds may, from time to time, purchase securities on a "when-issued" basis. The price of "when-issued" securities is fixed at the time the commitment to purchase is made, but delivery and payment for the "when-issued" securities take place at a later date. Normally, the settlement date occurs within one to two months of the date of purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition the risk of decline in value of the Fund's other assets. While "when-issued" securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a "when-issued" basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for "when-issued" securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Purchase and sale of securities on a "forward commitment" basis includes purchase of "when-issued" securities and involves a commitment by a Fund to purchase or sell particular securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with "when-issued" securities, these transactions involve certain risks to a Fund, but they also enable a Fund to hedge against anticipated changes in interest rates and prices.

                  XIV. PERFORMANCE INFORMATION

     Total Return Computations As indicated in the Prospectus, the Funds may include in advertisements or sales literature certain total return and yield information computed in the manner described in the Prospectus. The following chart sets forth the average annual total return quotations for each of the Funds for certain specified periods of time ending December 31, 1996.

                                                   Annual
                                                    -ized
                                                    Since
                                                   Commen-
                                                   cement
                                   Annual  Annual    of
                                   ized 5  ized    Operat  Commencem
       NAME OF FUND        1 Year  Years   10       ions   ent Date
                                           Years
Income Equity Fund          17.08%  14.45%  12.46%  14.57%  10/31/84
Capital Appreciation Fund   13.69%  14.03%  14.65%  15.48%   6/30/84
Special Equity Fund         24.75%  17.42%  17.60%  16.47%   6/30/84
International Equity Fund   12.77%  14.02%  10.62%  14.30%  12/31/85
Short Government Fund        3.89%   2.90%      NA   5.21%  10/31/87
Short & Int. Bond Fund       4.21%   5.95%   6.98%   8.56%   6/30/84
Intermediate Mortgage Fund   3.33%   2.27%   6.36%   7.13%   5/31/86
Bond Fund                    4.97%   8.94%   9.36%  11.37%   6/30/84
Global Bond Fund             4.39%      NA      NA   7.48%   3/25/94

 * The performance figures shown are calculated beginning with each Fund's first full month of operation, with the exception of the Global Bond Fund which is shown as of its actual inception dates. Rates of return for the Funds are net of all direct fees and expenses and (except for the Global Bond Fund) have been restated to show the effect that each Fund's present advisory fee expenses would have had on performance.

     The average annual total return ("T") is computed by using the redeemable value of the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula: P(1+T)n=ERV.

     Yield Computations (Income Equity Fund and the Income Funds). As indicated in the Prospectuses, the Equity and the Income Funds may advertise or include in sales literature yield quotations based on a 30-day period. "Yield" refers to income generated by an investment in the Fund during the previous 30-day (or one-month) period. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 a - b    6
     YIELD =    2[(  c*d  +1) - 1]

For these purposes, a equals dividends and interest earned during the period; b equals expenses accrued for the period (net of reimbursements); cEequals the average daily number of shares outstanding during the period that were entitled to receive dividends; and dEequals the maximum offering price per share on the last day of the period.

     The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The Funds' yield figures are based on historical earnings and are not intended to indicate future performance. For the 30-day period ended December 31, 1996, the annualized yield of the Income Equity Fund and each of the Income Funds, was as follows:

                                             30-Day
                                      Annualized Yield
Fund                                     at 12/31/96

Income Equity Fund                            2.67%
Short Government Fund                         5.08%
Short and Intermediate
  Bond Fund                                       5.24%
Intermediate Mortgage Fund                    5.64%
Bond Fund                                         6.39%
Global Bond Fund                              4.66%


Performance Comparisons

     As set forth in the Prospectus, the performance of any of the Funds may be compared to the performance of other mutual funds having similar objectives, expressed as a ranking prepared by independent services or publications that monitor the performance of mutual funds such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc., and IBC Money Fund Report.
In addition, any Fund's performance may be compared to that of various unmanaged indices such as the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

     "Lipper-Fixed Income Fund Performance Analysis" is a monthly publication prepared by Lipper, which tracks net assets, total return, principal return and yield on approximately 950 fixed-income mutual funds offered in the United States. Lipper also prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.

     Morningstar, Inc., a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets.

     From time to time, in reports and sales literature, the Funds may compare their performance, risk quality and liquidity characteristics to money market funds, treasury bills and notes, GIC's and various indices of unmanaged securities. Charts may be shown depicting the relative yield and risk relationships between the Fund and these indices. In general, instruments with shorter maturities or durations tend to be less risky (have lower price volatility) than those with longer maturities or durations. Risk and yield tend to be greater for corporate issues than for government securities or money market funds. Money market funds invest only in high quality instruments that are denominated in U.S. dollars and that have relatively short periods to maturity. Accordingly, money market funds tend to have fairly low risk and price volatility. The indices used, and the basis for these comparisons, may include:



     The IBC Money Market Fund Index, prepared IBC Financial
Data, Inc. in "IBC's Money Market Fund Report," a weekly publication which tracks net assets, yield, maturity and portfolio holdings on approximately 700 money market funds offered in the U.S. Yields quoted on the IBC index are based on a 30-day period.

     Two-year Treasury notes or one-year Treasury bills, as quoted in the Wall Street Journal or by other financial institutions such as T. Rowe Price Associates, Inc. Yields on these indices are generally higher than on money market funds, but carry higher risk due to their longer durations.

     Three Year GIC index, as quoted in the Wall Street Journal and prepared by T. Rowe Price Associates, Inc. In general, GICs will be riskier than comparable maturity government issues or money funds, and will have a higher yield. While GICs do carry "guarantees" as to the repayment of principal, these guarantees are only backed by the company which underwrites the contract, and could possibly default. In addition, GICs can be considered illiquid due to their contractual terms; however their price volatility is relatively stable as a result of this.

     Unmanaged government and corporate indices published by Merrill Lynch, Pierce, Fenner & Smith, Inc. Indices which may be compared to the Short Government Fund include the Merrill Lynch 1-10 Year High Quality Corporate Bond Index and the Corporate
Master Index. These indices are published in the Wall Street Journal as well as in Merrill Lynch's "Taxable Bond Indices", a monthly publication which lists principal, coupon and total return on over 100 different taxable indices tracked by Merrill Lynch.

                    XV. FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS TO BE INCLUDED IN SUBSEQUENT B-FILING


                THE MANAGERS FUNDS POST-EFFECTIVE
           AMENDMENT NO. 38 TO REGISTRATION STATEMENT


                             PART C

                        OTHER INFORMATION

Item 24. Financial Statements and Exhibits - To be filed in subsequent (b) filing

     (a)  Financial Statements

          Part A:

          With reference to each of The Managers:

               Income Equity Fund
               Capital Appreciation Fund
               Special Equity Fund
               International Equity Fund
               Short Government Fund
               Short and Intermediate Bond Fund
               Intermediate Mortgage Fund
               Bond Fund
               Global Bond Fund
               Money Market Fund

          Financial Highlights

               For the fiscal years (or portions thereof)
               (audited) from commencement of operations to December 31, 1996 (November 30, 1996, with respect to Managers Money Market Fund).


          Part B:

          With reference to each of The Managers:

               Income Equity Fund
               Capital Appreciation Fund
               Special Equity Fund
               International Equity Fund
               Short Government Fund
               Short and Intermediate Bond Fund
               Intermediate Mortgage Fund
               Bond Fund
               Global Bond Fund
               Money Market Fund


              At December 31, 1996 (audited) and with respect to
              Managers Money Market Fund, at November 30, 1996
              (audited):

                   Schedule of Investments

                   Statement of Assets and Liabilities

              For the fiscal year ended December 31, 1996
              (audited) and with respect to Managers Money Market
              Fund, at November 30, 1996 (audited):

                   Statement of Changes in Net Assets

              For the fiscal years ended December 31, 1996
              (audited) and December 31, 1995 (audited), and with respect to Managers Money Market Fund, for the fiscal year ended November 30, 1996 and for the eleven months ended November 30, 1995 (audited):

                   Statement of Operations

                   Notes to Financial Statements

              For the fiscal years (or portions thereof) from commencement of operations to December 31, 1996 (audited) and with respect to Managers Money Market Fund, for the fiscal year ended November 30, 1996 (audited):

                   Financial Highlights

          With respect to The Money Market Portfolio:

               At November 30, 1996 (audited):

                    Schedule of Investments
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                    Supplementary Data
                    Notes to Financial Statements

    (b)  Exhibits

                         1. (A)   Declaration of Trust dated
                   NovemberE23, 1987.
                                  Incorporated by reference to
                   PEA 20.

                         1. (B)   Amendment to Declaration of
                   Trust dated May 12, 1993.

                                  Incorporated by reference to
                   PEA 32.

                         1. (C)   Amendment to Declaration of
                   Trust dated June 30, 1993.

                                  Incorporated by reference to
                   PEA 32.

                         2.       By-Laws of the Trust.
                                  Incorporated by reference to
                   PEA 20.

                         3.       Not Applicable.

                         4.       Instruments Defining Rights of
                   Shareholders
                                  Incorporated by reference to
                   PEA 34.

                   5.(A)    Fund Management Agreement dated
                  August 17, 1990 between EAIMC Partners, L.P.
                  (now "The Managers Funds, L.P.") and the
                  Trust.

                   Incorporated by reference to PEA 32.

                           (B)    Asset Management Agreements
                   between The Managers Funds, L.P. and each of the Asset Managers identified in the Registration Statement. Incorporated by reference to PEA 32.

                         6.       Form of Distribution Agreement
                   between The Managers Funds and The Managers
                   Funds, L.P. Incorporated by reference to PEA
                   28.

                         7.       Not Applicable.

                         8.       Form of Custodian Agreement
                   with State Street Bank and Trust.
                   Incorporated by reference to PEA 28.

                         9.(A)    Transfer Agency Agreement
                   between The Managers Funds and State Street
                   Bank and Trust Company. Incorporated by reference to PEA 33.

                           (B)    Form of Administration and
                   Shareholder Servicing Agreement between the
                   Trust and The Managers Funds, L.P.
                   Incorporated by reference to PEA 28.

                           (C)    Form of License Agreement
                   Relating to Use of Name between The Managers
                   Funds and The Managers Funds, L.P.
                   Incorporated by reference to PEA 28.

                        10.       Opinion and Consent of Shereff,
                   Friedman, Hoffman & Goodman, L.L.P. Not
                   Applicable

        11.          Consents of Independent Accountants.
           Incorporated by reference to PEA 37.
        12.

                           (A)    Consent of Coopers & Lybrand
                   L.L.P.
                           (B)    Consent of Price Waterhouse LLP

                        12.       Not Applicable.

                        13.       Not Applicable.

                        14.       Not Applicable.

                        15.       Not Applicable.

                        16.       Computation of Performance
                   Quotations.
                                  Incorporated by reference to
                   PEAE19.

                        17.       Financial Data Schedules

                        18.   (1) Powers of Attorney for:
                        William W. Graulty
                        Madeline H. McWhinney
                        Steven J. Paggioli
                        Thomas R. Schneeweis
                        Robert P. Watson
                        Donald S. Rumery
                        Kathleen Wood
                   Incorporated by reference to PEA 31.

               (2) Powers of Attorney for the Trustees of The
Money Market Portfolio:
                        Michael P. Mallardi
                        Frederick S. Addy
                        William G. Burns
                        Matthew Healey
                        Arthur C. Eschenlauer
                   Incorporated by reference to PEA 35.

-------------

* Included as an exhibit to this filing.

Item 25.  Persons Controlled by or under Common Control with
Registrant

         None.


Item 26.  Number of Holders of Securities

    As of January 28, 1997, the shares of beneficial interest of each Fund were held of record by the number of holders indicated below:


                                               Number of
Fund Name                                    Record Holders

Income Equity Fund........................      1,890
Capital Appreciation Fund.................      2,357
Special Equity Fund.......................      4,812
International Equity Fund.................      5,283
Short Government Fund.....................        804
Short and Intermediate Bond Fund..........     1,452
Intermediate Mortgage Fund................       1,401
Bond Fund.................................      1,527
Global Bond Fund..........................      1,496
Money Market Fund.........................      1,364

Item 27.  Indemnification

    The following sections of the Registrant's Declaration of Trust, dated November 23, 1987, which relate to indemnification of Trustees, officers and others by the Trust and to exemption from personal liability of Trustees, officers and others, also relate to indemnification:

    Sections 2.9(d),(f)
    Sections 4.1 - 4.3
    Section  8.3(b)

    These Sections are reproduced below.

    Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: (d) purchase, and pay for out of Trust Property, insurance policies insuring the Shareholders, Trustees, officers, employees, agents, Investment Advisers, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; . . . (f) to the extent permitted by law, indemnify any person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;


                           ARTICLE IV

            LIMITATIONS OF LIABILITY OF SHAREHOLDERS,
                       TRUSTEES AND OTHERS

    Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

    Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

    Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

              (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              (ii) the words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

              (b) No indemnification shall be provided hereunder to a Trustee or officer:

              (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

              (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

              (iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

              (A) by the court or other body approving the settlement or other disposition; or

                        (B)  based upon a review of readily
              available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

              (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

              (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

    As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

    Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 28.  Business and Other Connections of Investment Advisers

          The business and other connections of the officers and directors of The Managers Funds, L.P. (the Registrant's Manager), and the asset managers of the Registrant are listed in schedules A and D of their respective ADV Forms as currently on file with the Commission, the texts of which Schedules are hereby incorporated herein by reference. The file numbers of said ADV Forms are as follows:

    The Managers Funds, L.P. -- 801-19215
    Dietche & Field Advisers, Inc. -- 801-20033
    Liberty Investment Management -- 801-21343
    Husic Capital Management -- 801-27298
    Jennison Associates Capital Corp. -- 801-5608
    Lazard Fr?res Asset Management -- 801-6568
    Loomis, Sayles & Company, Inc. -- 801-17000
    Pilgrim Baxter Associates -- 801-19165RC
    Rogge Global Partners, Inc. -- 801-25482
    Scudder, Stevens & Clark, Inc. -- 801-252
    Spare, Kaplan, Bischel & Associates -- 801-35258
    Standish, Ayer & Wood Inc. -- 801-584
    Westport Asset Management, Inc. -- 801-21845


Item 29.  Principal Underwriter

              (a) The Managers Funds, L.P. ("TMF") acts as principal underwriter for the Registrant. TMF does not currently act as principal underwriter for any other investment company. TMF's address is 40 Richards Avenue, Norwalk, Connecticut 06854.

         (b) The business and other connections of the officers and directors of The Managers Funds, L.P. (formerly EAIMC Partners, L.P.) (the Registrant's Manager), are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-19215.

              (c)  Not Applicable.

Item 30.  Location of Accounts and Records

    All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 to
31a-3 promulgated thereunder are maintained in the following locations:

    Rule 31a-1

    (a) Records forming the basis for financial statements of Registrant are kept at the principal offices of SSB, Managers, Adviser & AM (see legend below).

Legend:                                    Managers --     The
                                       Managers Funds
                                                      40 Richards
                                       Avenue
                                                      Norwalk,
                                       Connecticut 06854

                                           SSB --     State
                                       Street Bank and Trust
                                       Company
                                                      225
                                       Franklin Street
                                                      Boston,
                                       Massachusetts 02110

                                           Adviser -- The
                                       Managers Funds, L.P.
                                                      40 Richards
                                       Avenue
                                                      Norwalk,
                                       Connecticut 06854

                                           AM -- Asset Managers
                                       (see Statement of
                                       Additional Information
                                       section entitled "Asset
                                       Manager Profiles" for the
                                       name, address and a
                                       description of the asset
                                       managers of each Fund)

             (b)        Managers Records:


                (1)       SSB -- Journals containing daily record
                of securities transactions, receipts and deliveries of securities and receipts and disbursements of cash.

                (2)       SSB -- General and auxiliary ledgers

                (3)       Not Applicable

                (4)       Managers -- Corporate Documents

                (5)       AM -- Brokerage orders

                (6)       AM -- Other portfolio purchase orders

                (7)       SSB -- Contractual commitments

                (8)       SSB and Managers -- Trial balances

                (9)       AM -- Reasons for brokerage allocations

                (10)      AM -- Persons authorizing purchases and
                sales

                (11)      Managers and AM -- Files of advisory
                material

         (c)    Not applicable

         (d) Adviser -- Broker/dealer records, to the extent applicable

         (e)    Not applicable

         (f)    Adviser and AM -- Investment adviser records


Item 31.  Management Services

 Not Applicable.


Item 32.  Undertakings

 (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

 (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.
                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to its Registration Statement has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk, and the State of Connecticut on this 30th day of January, 1997.

                        THE MANAGERS FUNDS

                        By:/s/Robert P. Watson
                           Robert P. Watson
                           President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert P. Watson  Trustee and           January 30,
Robert P. Watson      President (Principal  1997
                      Executive Officer)



/s/ Donald S. Rumery  Principal             January 30, 1997
Donald S. Rumery      Financial and
                      Accounting Officer
/s/ William W.        Trustee               Januar
Graulty                                     y 30, 1997
William W. Graulty

/s/ Madeline H.       Trustee               Janu
McWhinney                                   ary 30, 1997
Madeline H.
McWhinney

/s/ Steven J.         Trustee               Janua
Paggioli                                    ry 30, 1997
Steven J. Paggioli

/s/ Thomas R.         Trustee               Jan
Schneeweis                                  uary 30, 1997
Thomas R. Schneeweis




                                                   The Mangers
                                                   Funds
                                                   40 Richards
                                                   Avenue
                                                   Norwalk, CT
                                                   06854
                                                   (203)857-5321

January 30, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re: The Managers Funds Post-Effective Amendment 38 to Registration Statement on Form N-1A
     File Nos. 2-84012 and 811-3752


Commissioners:

Enclosed for filing is Post Effective Amendment No. 38 to the
Fund's Registration Statement on Form N-1A (the "Amendment") under the Securities Act of 1933 (the "1933 Act") and the
Investment Company Act of 1940.

The Amendment is being filed pursuant to paragraph (a) of Rule
485 under the 1933 Act in order to note the addition of a new sub-adviser in one of the Trust's series, and to note changes in ownership of two other of the Trust's series' sub-advisers. Information about these changes in sub-advisory arrangements have previously been reviewed by the Staff in connection with the Trust's filing of three separate Information Statements during the fourth quarter of 1996.

Because of the staggered year ends for the Trust's series, the Trust will file another Post Effective Amendment prior to April
1, 1997, which will update all financial information which has been omitted from this filing and make other non-material changes to the Registration Statement. Should you have any questions on this filing, please feel free to call the undersigned at (203)857-5322, or Judith L. Shandling, of Shereff, Friedman, Hoffman and Goodman, at (212)891-9459.

Sincerely,

/s/ Kathleen Wood
Kathleen Wood
Vice President

cc:  Judith L. Shandling, Esq.



_______________________________
1Trustee who is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).